UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/15

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds
commerce fundsTM
Annual Report
October 31, 2015
commerce fundsTM

For Your Life’s Direction
At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.
We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios-each targeting a specific investment goal-we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.
Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.
Risk/Reward
The Commerce Funds
Risk
MidCap Growth
Growth
Value
Kansas Tax-Free
Intermediate Bond
Missouri Tax-Free
Intermediate Bond
National Tax-Free
Intermediate Bond
Bond
Short-Term Government
Potential Return
In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
References to specific company’s securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund’s portfolio are still held or that the securities sold have not been repurchased.

COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2015 and is audited, except where noted. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2015.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund had an average annual total return of 8.51%, underperforming its benchmark, the Russell 1000® Growth Index, which returned 9.18%. Growth stocks headed higher for the first nine months until plunging 10% in late August, only to recover the losses by October 31, 2015. Retail trade and technology services, representing the largest sectors of the Russell 1000® Growth Index, were top performers, advancing 32.3% and 17.5%, respectively.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The significant adjustments to the Fund during the year were an increase in exposure to retail trade by 3.3%, increasing the sector’s weight to 10.9%, and an increase in the Fund’s weight in the technology services sector to 12.6% from 10.3%. Significant reductions included a 2.9% decrease in process industries to 5.3% and a 2.0% decrease in industrial services to 1.8%.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund exhibited strong stock selection in the industrial services sector with Baker Hughes, Inc. and Waste Management, Inc. up 23%* and 13%*, respectively. The Fund’s consumer non-durables overweight position of 14.1% relative to the index weight of 9.9% supported the Fund’s performance as well, as it was one of the stronger performing sectors, advancing 17.2% over the last year.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s underweight position and poor stock selection in the consumer services sector was the main detractor from the Fund’s performance for the year. Viacom Inc. and CBS Corporation, down 38%* and 13%*, respectively, were the worst performing holdings within the sector. Lastly, the Fund’s 2.7% overweight position in the underperforming process industries sector detracted from performance for the year.

*	Stock’s total return during holding period in the Fund

COMMERCE GROWTH FUND

Performance Summary

October 31, 2015 (Unaudited)

The following is performance information for the Commerce Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2014 - October 31, 2015	Fund Total Return(a)	Index Total Return(c)	Index
Growth Fund	8.51%	9.18%	Russell 1000® Growth(c)

Standardized Average Annual Total Return through September 30, 2015(b)

Standardized Average Annual Total Return through September 30, 2015(b)	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	4.01%	12.66%	6.81%	7.82%
Russell 1000® Growth Index (as of December 12, 1994)(c)	3.17%	14.47%	8.08%	8.80%

Growth Fund Shares 10 Year Performance

Performance of a $1,000 Investment, with distributions reinvested, from November 1, 2005 through October 31, 2015.

Average Annual Total Return through October 31, 2015	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	8.51%	13.25%	7.68%	8.18%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Growth Fund	1.08%	1.08%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2015) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2016. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

October 31, 2015

Shares	Description	Value
Common Stocks – 94.7%
Commercial Services – 2.0%
7,900	Moody’s Corp.	$ 759,664
19,800	Tyco International PLC	721,512

		1,481,176

Communications – 2.5%
24,874	AT&T, Inc.	833,528
21,800	Verizon Communications, Inc.	1,021,984

		1,855,512

Consumer Durables* – 0.8%
13,725	Jarden Corp.	614,880

Consumer Non-Durables – 13.5%
14,900	Altria Group, Inc.	901,003
12,600	Colgate-Palmolive Co.	836,010
9,400	Dr Pepper Snapple Group, Inc.	840,078
12,300	Kellogg Co.	867,396
7,800	Kimberly-Clark Corp.	933,738
8,200	Mead Johnson Nutrition Co.	672,400
7,000	Nike, Inc. Class B	917,210
8,400	PepsiCo, Inc.	858,396
10,200	Philip Morris International, Inc.	901,680
23,200	The Coca-Cola Co.	982,520
8,700	The Estee Lauder Cos., Inc. Class A	700,002
11,400	V. F. Corp.	769,728

		10,180,161

Consumer Services – 5.3%
19,400	CBS Corp. Class B	902,488
13,600	Comcast Corp. Class A	851,632
3,700	Panera Bread Co. Class A*	656,269
23,300	Service Corp.	658,458
8,000	The Walt Disney Co.	909,920

		3,978,767

Distribution Services – 1.7%
3,900	McKesson Corp.	697,320
2,900	W.W. Grainger, Inc.	609,000

		1,306,320

Electronic Technology – 11.3%
35,300	Apple, Inc.	4,218,350
26,400	Intel Corp.	893,904
4,200	Lockheed Martin Corp.	923,286
15,300	QUALCOMM, Inc.	909,126
8,300	Rockwell Collins, Inc.	719,776
6,800	Thermo Fisher Scientific, Inc.	889,304

		8,553,746

Finance – 9.8%
10,000	Crown Castle International Corp.	854,600
8,300	Erie Indemnity Co. Class A	725,918
8,900	Extra Space Storage, Inc.	705,236
3,700	Intercontinental Exchange, Inc.	933,880
21,200	Invesco Ltd.	703,204

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
9,000	Mastercard, Inc. Class A	$ 890,910
3,700	Public Storage	849,002
10,700	T. Rowe Price Group, Inc.	809,134
11,700	Visa, Inc. Class A	907,686

		7,379,570

Health Services* – 1.1%
12,200	Cerner Corp.	808,738

Health Technology – 8.6%
2,900	Allergan PLC*	894,563
5,500	Amgen, Inc.	869,990
5,800	Becton Dickinson & Co.	826,616
6,600	Bio-Techne Corp.	582,120
3,700	C. R. Bard, Inc.	689,495
8,700	Gilead Sciences, Inc.	940,731
8,500	Johnson & Johnson	858,755
8,700	Stryker Corp.	831,894

		6,494,164

Industrial Services – 1.2%
16,200	Waste Management, Inc.	870,912

Process Industries – 5.2%
24,700	Donaldson Co, Inc.	745,940
7,700	Ecolab, Inc.	926,695
9,900	Monsanto Co.	922,878
14,300	RPM International, Inc.	653,653
6,700	W.R. Grace & Co.*	672,010

		3,921,176

Producer Manufacturing – 7.4%
22,600	Allison Transmission Holdings, Inc.	648,620
13,700	AMETEK, Inc.	751,034
8,300	Honeywell International, Inc.	857,224
8,800	Illinois Tool Works, Inc.	809,072
6,100	Lennox International, Inc.	810,141
2,500	Mettler-Toledo International, Inc.*	777,475
9,500	United Technologies Corp.	934,895

		5,588,461

Retail Trade – 10.8%
2,200	Amazon.com, Inc.*	1,376,980
1,100	AutoZone, Inc.*	862,851
10,200	Dollar Tree, Inc.*	667,998
12,000	Lowe’s Cos., Inc.	885,960
15,300	Macy’s, Inc.	779,994
17,000	Ross Stores, Inc.	859,860
7,200	The Home Depot, Inc.	890,208
23,000	The Kroger Co.	869,400
3,600	The Sherwin-Williams Co.	960,588

		8,153,839

Technology Services – 12.4%
9,500	Adobe Systems, Inc.*	842,270
2,700	Alphabet, Inc. Class A*	1,990,953

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
803	Alphabet, Inc. Class C*	$ 570,780
9,600	Automatic Data Processing, Inc.	835,104
11,700	Facebook, Inc. Class A*	1,193,049
9,900	Fiserv, Inc.*	955,449
5,200	International Business Machines Corp.	728,416
28,300	Microsoft Corp.	1,489,712
14,900	Paychex, Inc.	768,542

		9,374,275

Transportation – 1.1%
8,400	United Parcel Service, Inc. Class B	865,368

TOTAL COMMON STOCKS
(Cost $55,689,862)		$71,427,065

Exchange Traded Fund – 3.0%
22,800	iShares Russell 1000 Growth Index Fund
(Cost $2,251,067)		$ 2,304,852

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.3%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co.
$ 993,000	0.000%	11/02/15	$993,000
Maturity Value: $993,000
(Cost $993,000)

TOTAL INVESTMENTS – 99.0%
(Cost $58,933,929)			$74,724,917

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			721,649

NET ASSETS – 100.0%			$75,446,566

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 30, 2015. This agreement was fully collateralized by $930,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $1,013,745.

PORTFOLIO COMPOSITION

	AS OF 10/31/15	AS OF 10/31/14

Consumer Non-Durables	13.5%	12.9%
Technology Services	12.4	10.2
Electronic Technology	11.3	10.5
Retail Trade	10.8	7.5
Finance	9.8	8.8
Health Technology	8.6	9.0
Producer Manufacturing	7.4	6.3
Consumer Services	5.3	7.3
Process Industries	5.2	8.1
Exchange Traded Fund	3.0	2.0
Communications	2.5	2.0
Commercial Services	2.0	2.3
Distribution Services	1.7	2.1
Industrial Services	1.2	3.1
Transportation	1.1	2.4
Health Services	1.1	1.1
Consumer Durables	0.8	1.0
Energy Minerals	—	1.0
Short-term investment	1.3	1.7

TOTAL INVESTMENTS	99.0%	99.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2015.

A conversation with Matt Schmitt, Portfolio Manager of the Value Fund.

Q: How did the Fund perform over the review period?

A: The Fund outperformed its benchmark index by 2.35% with an average annual total return of 2.88% over the 12 month period ended October 31, 2015, while the Russell 1000® Value Index returned only 0.53%. Sector allocations and stock selection within the consumer non-durable, consumer services, and utilities sectors had the greatest positive effect on fund performance over the course of the year.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were only modest adjustments made to the Fund’s sector allocations during the year. The largest adjustments were increases to technology services from 2.0% to 4.0% and retail trade from 1.8% to 3.6% along with decreases in utilities from 8.0% to 6.0% and consumer durables from 3.2% to 2.1%.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund benefited from security selection within the consumer non-durables sector, with overweight positions in Reynolds American Inc., and Kimberly-Clark Corporation up 59% and 13%, respectively. In addition, within the consumer services sector, overweight positions in Darden Restaurants, Inc. and McDonald’s Corporation bolstered performance, each up 24%. Further, good stock selection within the electronic technology sector strengthened performance, with Lockheed Martin Corporation and Microchip Technology, Inc. up 19% and 16%, respectively. The Fund did not have an allocation to the transportation sector, which makes up 1.3% of the index. The transportation sector was down 16% over the course of the fiscal year, further aiding the Fund’s outperformance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The largest detractor from the Fund’s performance during the period was having no exposure to the health services sector. Health services makes up 1.3% of the index and was up 15% for the year. The Fund had an underweight allocation to the finance sector, which was up 4.1% for the year and outpaced the return of the Fund. The majority of the underperformance within the finance sector is attributed to security selection with overweight positions in Waddell & Reed Financial, Inc., Cullen/Frost Bankers, Inc., and HCP, Inc. down 19%, 13%, and 11%, respectively. The Fund’s slight overweight position of 3.9% versus 2.4% for the index within the industrial services sector detracted from performance as the sector performed the second worst during the period, down over 22%.

COMMERCE VALUE FUND

Performance Summary

October 31, 2015 (Unaudited)

The following is performance information for the Commerce Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2014 - October 31, 2015	Fund Total Return(a)	Index Total Return(c)	Index
Value Fund	2.88%	0.53%	Russell 1000® Value(c)

Standardized Average Annual Total Return through September 30, 2015(b)

Standardized Average Annual Total Return through September 30, 2015(b)	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	(3.45)%	13.20%	5.78%	5.80%
Russell 1000® Value Index (as of March 3, 1997)(c)	(4.42)%	12.28%	5.71%	7.34%

Value Fund Shares 10 Year Performance

Performance of a $1,000 Investment, with distributions reinvested, from November 1, 2005 through October 31, 2015.

Average Annual Total Return through October 31, 2015	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	2.88%	14.41%	6.91%	6.25%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Value Fund	0.70%	0.71%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000 ® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2015) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2016. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE VALUE FUND

Schedule of Investments

October 31, 2015

Shares	Description	Value
Common Stocks – 95.7%
Communications – 3.7%
109,000	AT&T, Inc.	$ 3,652,590
80,000	Verizon Communications, Inc.	3,750,400

		7,402,990

Consumer Durables – 2.1%
71,000	Tupperware Brands Corp.	4,179,770

Consumer Non-Durables – 9.7%
64,000	Altria Group, Inc.	3,870,080
123,000	Coach, Inc.	3,837,600
32,500	Kimberly-Clark Corp.	3,890,575
50,000	Procter & Gamble Co.	3,819,000
82,000	Reynolds American, Inc.	3,962,240

		19,379,495

Consumer Services – 3.2%
37,000	Darden Restaurants, Inc.	2,289,930
36,000	McDonald’s Corp.	4,041,000

		6,330,930

Distribution Services – 1.8%
89,000	SYSCO Corp.	3,671,250

Electronic Technology – 6.0%
121,000	Intel Corp.	4,097,060
17,000	Lockheed Martin Corp.	3,737,110
85,000	Microchip Technology, Inc.	4,104,650

		11,938,820

Energy Minerals – 11.2%
82,000	Chevron Corp.	7,452,160
130,000	ConocoPhillips	6,935,500
49,000	Exxon Mobil Corp.	4,054,260
53,000	Occidental Petroleum Corp.	3,950,620

		22,392,540

Finance – 23.8%
57,000	Bank of Hawaii Corp.	3,732,360
99,000	BB&T Corp.	3,677,850
33,000	Cincinnati Financial Corp.	1,987,590
56,000	Cullen/Frost Bankers, Inc.	3,832,640
91,000	HCP, Inc.	3,385,200
123,000	JPMorgan Chase & Co.	7,902,750
145,000	Kimco Realty Corp.	3,881,650
74,000	Principal Financial Group, Inc.	3,711,840
51,000	T. Rowe Price Group, Inc.	3,856,620
99,000	Waddell & Reed Financial, Inc. Class A	3,657,060
147,000	Wells Fargo & Co.	7,958,580

		47,584,140

Health Technology – 8.4%
56,500	Johnson & Johnson	5,708,195
103,000	Merck & Co., Inc.	5,629,980
161,000	Pfizer, Inc.	5,445,020

		16,783,195

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 3.5%
120,000	Kinder Morgan, Inc.	$ 3,282,000
70,000	Waste Management, Inc.	3,763,200

		7,045,200

Process Industries – 4.2%
73,000	E. I. du Pont de Nemours and Co.	4,628,200
90,000	Sonoco Products Co.	3,842,100

		8,470,300

Producer Manufacturing – 6.2%
50,000	Caterpillar, Inc.	3,649,500
80,000	Emerson Electric Co.	3,778,400
175,000	General Electric Co.	5,061,000

		12,488,900

Retail Trade – 1.7%
44,000	Target Corp.	3,395,920

Technology Services – 4.1%
80,000	Microsoft Corp.	4,211,200
76,000	Paychex, Inc.	3,920,080

		8,131,280

Utilities – 6.1%
38,000	Dominion Resources, Inc.	2,714,340
27,000	NextEra Energy, Inc.	2,771,820
99,000	PPL Corp.	3,405,600
71,000	The Southern Co.	3,202,100

		12,093,860

TOTAL COMMON STOCKS
(Cost $172,815,508)		$191,288,590

Exchange Traded Fund – 3.8%
75,000	iShares Russell 1000 Value Index Fund
(Cost $7,532,057)		$ 7,521,750

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co.
$586,000	0.000%	11/02/15	$586,000
Maturity Value: $586,000
(Cost $586,000)

TOTAL INVESTMENTS – 99.8%
(Cost $180,933,565)			$199,396,340

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			399,524

NET ASSETS – 100.0%			$199,795,864

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on October 30, 2015. This agreement was fully collateralized by $550,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $599,526.

PORTFOLIO COMPOSITION

	AS OF 10/31/15	AS OF 10/31/14

Finance	23.8%	23.7%
Energy Minerals	11.2	10.5
Consumer Non-Durables	9.7	8.0
Health Technology	8.4	9.1
Producer Manufacturing	6.2	6.2
Utilities	6.1	8.1
Electronic Technology	6.0	5.6
Process Industries	4.2	3.8
Technology Services	4.1	2.0
Exchange Traded Fund	3.8	1.9
Communications	3.7	4.6
Industrial Services	3.5	3.9
Consumer Services	3.2	3.3
Consumer Durables	2.1	3.2
Distribution Services	1.8	1.9
Retail Trade	1.7	1.9
Short-term investment	0.3	2.1

TOTAL INVESTMENTS	99.8%	99.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce MidCap Growth Fund for the one-year period ended October 31, 2015.

A conversation with Joe Williams, Portfolio Manager of the MidCap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund had an average annual total return of 7.02%, outperforming its benchmark, the Russell MidCap® Growth Index, which returned 4.94%. Mid cap growth stock performance reached new highs in April, proceeded by roughly a 10% decline in August. However, Mid cap stocks were able to rally in October and end the period in positive territory. Retail trade and consumer durables were the top performing mid cap growth sectors, advancing 13.9% and 8.7%, respectively.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Over the year the Fund’s significant adjustments were an increase in exposure to the consumer non-durables sector by 6.2% to 13.6% and an increase in the electronic technology sector allocation by 4.8% to 11.5%. Significant reductions included reducing the commercial services sector by 6.3% to 1% and reducing the producer manufacturing sector by 5.5% to 7.5%.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund exhibited strong stock selection in the technology services sector with Total System Services, Inc. and Informatica Corporation up 57%* and 37%*, respectively. The Fund’s energy underweight position of 0.9% relative to the index weight of 2.3% supported the Fund’s performance as well, as it was the weakest performing sector, declining 37.5% over the last year.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s weak stock selection in the consumer durables and transportation sectors were the primary detractors from the Fund’s performance for the year. Specifically, within consumer durables Harley Davidson, Inc. and Tupperware Brands Corporation were down 23%* and 18%*, respectively. Similarly, Landstar System, Inc. was down 6.4%* within the transportation sector.

*	Stock’s total return during holding period in the Fund

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2015 (Unaudited)

The following is performance information for the Commerce MidCap Growth Fund (“MidCap Growth”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2014 - October 31, 2015	Fund Total Return(a)	Index Total Return(c)	Index
MidCap Growth	7.02%	4.94%	Russell Midcap® Growth(c)

Standardized Average Annual Total Return through September 30, 2015(b)

Standardized Average Annual Total Return through September 30, 2015(b)	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	5.02%	11.60%	7.42%	8.00%
Russell MidCap® Growth Index (as of December 1, 1994)(c)	1.45%	13.58%	8.09%	9.74%

MidCap Growth Fund Shares 10 Year Performance

Performance of a $1,000 Investment, with distributions reinvested, from November 1, 2005 through October 31, 2015.

Average Annual Total Return through October 31, 2015	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	7.02%	11.82%	8.17%	8.26%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
MidCap Growth	1.05%	1.05%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes, or expenses. Inception date of the Index return is December 1, 1994 as daily value was unavailable at December 12, 1994, the Fund’s inception date.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense limitations) and gross (before fee waivers and/or expense limitations), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2015) and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time by the Adviser. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2015

Shares	Description	Value
Common Stocks – 92.7%
Commercial Services – 7.4%
8,200	Equifax, Inc.	$ 873,874
9,000	Gartner, Inc.*	816,030
21,800	KAR Auction Services, Inc.	837,120
12,600	MSCI, Inc.	844,200
16,900	Nielsen Holdings PLC	802,919
7,400	The Dun & Bradstreet Corp.	842,638

		5,016,781

Communications* – 1.3%
7,100	SBA Communications Corp. Class A	845,042

Consumer Durables – 4.5%
14,600	Harley-Davidson, Inc.	721,970
15,700	Jarden Corp.*	703,360
10,700	The Toro Co.	805,389
4,900	Whirlpool Corp.	784,686

		3,015,405

Consumer Non-Durables – 9.7%
8,100	Brown-Forman Corp. Class B	860,058
8,000	Carter’s, Inc.	727,040
9,200	Church & Dwight Co., Inc.	792,028
15,900	Coca-Cola Enterprises, Inc.	816,306
6,300	Constellation Brands, Inc. Class A	849,240
10,400	Dr Pepper Snapple Group, Inc.	929,448
9,600	McCormick & Co., Inc.	806,208
8,400	The Hershey Co.	744,996

		6,525,324

Consumer Services – 8.2%
1,000	Chipotle Mexican Grill, Inc.*	640,230
11,600	Marriott International, Inc. Class A	890,648
4,300	Panera Bread Co. Class A*	762,691
43,000	Regal Entertainment Group Class A	833,340
28,950	Rollins, Inc.	776,439
28,200	Service Corp.	796,932
10,500	Wyndham Worldwide Corp.	854,175

		5,554,455

Distribution Services – 1.2%
3,700	W.W. Grainger, Inc.	777,000

Electronic Technology – 8.6%
15,400	Amphenol Corp. Class A	834,988
36,600	Cadence Design Systems, Inc.*	813,252
10,700	Harris Corp.	846,691
20,400	Linear Technology Corp.	906,168
11,800	Motorola Solutions, Inc.	825,646
9,500	Rockwell Collins, Inc.	823,840
3,400	TransDigm Group, Inc.*	747,490

		5,798,075

Finance – 9.8%
6,600	Boston Properties, Inc.	830,610
11,700	CBOE Holdings, Inc.	784,368
10,100	Crown Castle International Corp.	863,146

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
9,300	Erie Indemnity Co. Class A	$ 813,378
5,700	Federal Realty Investment Trust	817,893
3,400	Intercontinental Exchange, Inc.	858,160
9,600	Morningstar, Inc.	788,256
11,300	T. Rowe Price Group, Inc.	854,506

		6,610,317

Health Services* – 3.6%
12,100	Cerner Corp.	802,109
12,300	Health Net, Inc.	790,398
6,600	Laboratory Corporation of America Holdings	810,084

		2,402,591

Health Technology – 8.3%
8,300	Bio-Techne Corp.	732,060
4,000	C. R. Bard, Inc.	745,400
14,600	DENTSPLY International, Inc.	888,410
8,000	Sirona Dental Systems, Inc.*	873,040
11,200	St. Jude Medical, Inc.	714,672
5,000	The Cooper Cos., Inc.	761,800
8,200	Zimmer Biomet Holdings, Inc.	857,474

		5,572,856

Process Industries – 2.5%
16,700	Crown Holdings, Inc.*	885,768
18,000	RPM International, Inc.	822,780

		1,708,548

Producer Manufacturing – 9.9%
11,400	A.O. Smith Corp.	875,748
29,300	Allison Transmission Holdings, Inc.	840,910
15,200	AMETEK, Inc.	833,264
11,600	Graco, Inc.	851,440
11,200	IDEX Corp.	859,712
2,800	Mettler-Toledo International, Inc.*	870,772
14,100	PACCAR, Inc.	742,365
7,700	Valmont Industries, Inc.	834,988

		6,709,199

Retail Trade – 10.2%
1,100	AutoZone, Inc.*	862,851
11,133	Dollar Tree, Inc.*	729,100
16,000	Dunkin’ Brands Group, Inc.	662,560
10,500	Foot Locker, Inc.	711,375
10,500	Nordstrom, Inc.	684,705
3,100	O’Reilly Automotive, Inc.*	856,406
15,600	Ross Stores, Inc.	789,048
3,300	The Sherwin-Williams Co.	880,539
9,800	Williams-Sonoma, Inc.	722,750

		6,899,334

Technology Services – 6.4%
3,000	Alliance Data Systems Corp.*	891,930
8,900	Fiserv, Inc.*	858,939

12	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
16,700	Paychex, Inc.	$ 861,386
24,400	PTC, Inc.*	864,736
16,600	Total System Services, Inc.	870,670

		4,347,661

Transportation – 1.1%
11,600	Landstar System, Inc.	731,264

TOTAL COMMON STOCKS
(Cost $49,580,307)		$62,513,852

Exchange Traded Fund – 4.8%
34,400	iShares Russell Midcap Growth Index Fund
(Cost $3,272,946)		$ 3,239,792

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.6%
Repurchase Agreement – 2.6%
State Street Bank & Trust Co.
$1,732,000	0.000%	11/02/15	$1,732,000
Maturity Value: $1,732,000
(Cost $1,732,000)

TOTAL INVESTMENTS – 100.1%
(Cost $54,585,253)			$67,485,644

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(34,749)

NET ASSETS – 100.0%			$67,450,895

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 30, 2015. This agreement was fully collateralized by $1,625,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $1,771,328.

PORTFOLIO COMPOSITION

	AS OF 10/31/15	AS OF 10/31/14

Retail Trade	10.2%	11.3%
Producer Manufacturing	9.9	12.9
Finance	9.8	7.5
Consumer Non-Durables	9.7	7.4
Electronic Technology	8.6	6.7
Health Technology	8.3	7.5
Consumer Services	8.2	8.5
Commercial Services	7.4	7.3
Technology Services	6.4	8.5
Exchange Traded Fund	4.8	0.8
Consumer Durables	4.5	3.6
Health Services	3.6	2.3
Process Industries	2.5	8.0
Communications	1.3	1.2
Distribution Services	1.2	1.1
Transportation	1.1	—
Energy Minerals	—	2.2
Industrial Services	—	2.3
Short-term Investment	2.6	1.0

TOTAL INVESTMENTS	100.1%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2015.

A conversation with Scott Colbert, Portfolio Manager of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2015, the Fund generated an average annual total return of 1.49%. This return compares to the 1.96% average annual total return of the Barclays Capital U.S. Aggregate Bond Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The Fund’s overweight position in corporate bonds was a significant drag on performance during the reporting period. Concerns about slowing global economic growth along with the uncertainty surrounding when the Federal Reserve (Fed) would commence raising the federal funds rate led to the risk premium rising over the past year.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund lowered its exposure to agency debenture holdings and raised its overweight position in commercial mortgage-backed securities (CMBS). The Fund’s duration target relative to its benchmark was moved from being 0%-5% shorter to being 5%-10% shorter.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Maintaining the Fund’s overweight position in the finance sector relative to its benchmark assisted performance. Lowering the Fund’s exposure to agency debentures and raising exposure to CMBS also assisted performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Maintaining the Fund’s overweight position in corporate bonds relative to its benchmark did not help the Fund’s performance. Maintaining an underweight position in Treasuries, especially Treasuries with long maturities, hindered performance. During the period, yields declined for maturities on the long end of the Treasury yield curve, resulting in rising bond prices for these maturities.

COMMERCE BOND FUND

Performance Summary

October 31, 2015 (Unaudited)

The following is performance information for the Commerce Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2014 - October 31, 2015	Fund Total Return(a)	Index Total Return(c)	Index
Bond Fund	1.49%	1.96%	Barclays U.S. Aggregate Bond(c)

Standardized Average Annual Total Return through September 30, 2015(b)

Standardized Average Annual Total Return through September 30, 2015(b)	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	2.20%	3.83%	5.50%	6.02%
Barclays U.S. Aggregate Bond Index (as of December 12, 1994)(c)	2.94%	3.09%	4.63%	6.02%

Bond Fund 10 Year Performance

Performance of a $1,000 Investment, with distributions reinvested, from November 1, 2005 through October 31, 2015.

Average Annual Total Return through October 31, 2015	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	1.49%	3.73%	5.58%	5.99%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Bond Fund	0.70%	0.70%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2015) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2016. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.7%
Auto – 2.8%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A(a)
$ 5,200,000	2.630%	12/20/21	$5,215,472
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
33,141	1.180	08/15/17	33,144
CPS Auto Trust Series 2012-B, Class A(a)
604,573	2.520	09/16/19	606,475
Exeter Automobile Receivables Trust Series 2014-3A, Class A(a)
1,540,246	1.320	01/15/19	1,535,387
Flagship Credit Auto Trust Series 2013-1, Class A(a)
385,543	1.320	04/16/18	385,156
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,023,772
Hertz Vehicle Financing II LP Series 2015-2A, Class A(a)
5,000,000	2.020	09/25/19	4,962,612
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A(a)
4,500,000	1.800	07/15/19	4,491,981
Oscar US Funding Trust Series 2014-1A, Class A3(a)
7,450,000	1.720	04/15/19	7,426,719

			27,680,718

Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
45,340	5.681	08/10/16	46,531

Credit Card – 0.6%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,684,698

Equipment(a) – 1.2%
Cronos Containers Program Ltd. Series 2013-1A, Class A
750,000	3.080	04/18/28	743,092
Cronos Containers Program Ltd. Series 2014-2A, Class A
4,490,741	3.270	11/18/29	4,451,750
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1
3,545,833	1.950	11/25/39	3,504,896
Global SC Finance SRL Series 2013-1A, Class A
3,285,000	2.980	04/17/28	3,277,027

			11,976,765

Home Equity – 5.1%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	0.974	01/25/35	1,185,066
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,600,446	5.440	05/25/34	1,600,398

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
$ 2,640,601	5.907%	06/25/32	$2,568,067
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
4,310,762	0.654	12/25/33	4,022,446
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
1,819,465	1.034	10/25/34	1,812,253
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
3,496,775	1.289	08/25/35	3,381,833
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
790,009	0.397	02/25/37	564,405
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
501,736	4.250	09/25/33	505,656
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.699	07/25/34	448,505
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,389,686	1.400	12/17/30	3,337,316
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
4,410,891	1.547	06/17/32	4,334,972
Irwin Home Equity Series 2005-A, Class A3(b)
1,359,796	0.954	02/25/34	1,316,348
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.424	07/25/36	3,131,211
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	0.869	12/25/34	6,199,262
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,522,000	3.067	11/12/32	3,521,860
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
387,105	4.814	11/25/35	391,067
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,102,749
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
351,411	3.900	03/25/33	357,890
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
2,395,293	5.490	10/25/33	2,502,912
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
13,727	8.350	03/25/25	13,648
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
66,294	8.480	09/25/30	66,125

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
$ 2,505,023	6.740%	07/25/29	$2,510,011
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,269,802	1.319	06/25/33	1,240,298
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,236,445	5.250	06/25/35	1,258,033
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
259,947	4.345	09/25/36	267,441
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.444	07/25/36	2,650,851

			50,290,623

Manufactured Housing – 0.3%
Green Tree Financial Corp. Series 1993-4, Class A5
82,076	7.050	01/15/19	83,632
Green Tree Financial Corp. Series 1997-3, Class A6
23,319	7.320	03/15/28	24,307
Green Tree Financial Corp. Series 1998-3, Class A5
1,840,300	6.220	03/01/30	1,921,817
Green Tree Financial Corp. Series 1998-3, Class A6(b)
229,858	6.760	03/01/30	242,303
Lehman Manufactured Housing Contract Series 2001-B, Class A3
140,609	4.350	04/15/40	144,356
Mid-State Trust Series 11, Class A1
278,420	4.864	07/15/38	295,115

			2,711,530

Other – 2.4%
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
691,633	2.553	03/09/47	679,856
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
5,535,480	2.980	01/15/45	5,577,519
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,012,320
TAL Advantage V LLC Series 2014-3A, Class A(a)
4,541,667	3.270	11/21/39	4,532,672
Textainer Marine Containers Ltd. Series 2014-1A, Class A(a)
4,464,000	3.270	10/20/39	4,393,801

			23,196,168

Student Loans – 1.3%
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
8,000,000	2.650	12/15/28	8,062,769
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	1.073	10/30/45	784,548
SLM Student Loan Trust Series 2011-A, Class A2(a)
4,300,000	4.370	04/17/28	4,531,274

			13,378,591

TOTAL ASSET-BACKED SECURITIES
(Cost $131,117,601)			$134,965,624

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 9.2%
California – 2.2%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$4,749,360
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	2,180,799
11,420,000	0.000	09/01/43	2,167,744
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,783,870
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,102,553
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
11,005,000	0.000	08/01/37	3,197,943
12,290,000	0.000	08/01/39	3,041,037

			21,223,306

District of Columbia – 0.6%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,737,800

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,152,880

Idaho – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,592,574

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,177,264
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,206,310

			2,383,574

Indiana – 0.5%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,052,850

Iowa – 0.1%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
1,410,000	3.500	12/01/15	1,413,032

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,107,250

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
$ 1,500,000	5.875%	05/01/22	$1,616,220

Missouri – 1.4%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,197,225
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,086,500
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,580,377
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,111,108
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,475,936
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,867,284

			13,318,430

Nevada – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,831,990

New Jersey – 0.4%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ
3,000,000	1.802	06/15/17	2,992,590
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,343,538

			4,336,128

New York – 0.6%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,258,920
1,055,000	5.008	06/01/22	1,204,799
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,639,026

			6,102,745

Ohio – 0.5%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,625,475
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,139,144

			4,764,619

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
$ 3,000,000	6.495%	09/15/28	$3,682,080

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	713,625
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,199,800

			2,913,425

Rhode Island – 0.2%
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,207,754

South Carolina – 0.3%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
2,820,000	4.000	07/01/34	2,912,186

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,964,780

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $74,222,882)			$90,313,623

Mortgage-Backed Obligations – 20.4%
Collateralized Mortgage Obligations – 12.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 1,576,239	2.554%	04/25/35	$1,573,796
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)
2,725,801	3.000	04/25/45	2,756,658
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
1,753,990	6.000	02/25/34	1,862,952
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
892,968	5.500	11/25/20	898,200
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
187,797	6.000	04/25/36	192,941
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
2,763,640	0.894	09/25/34	2,681,110
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,151,849	2.572	11/25/35	1,684,982
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
483,216	5.750	01/25/34	503,940

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
$ 45,706	5.500%	08/25/21	$46,004
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,128,624	6.750	08/25/34	1,239,066
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
895,684	2.881	12/25/35	794,968
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
347,340	2.796	04/25/37	338,947
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
1,208,971	0.544	07/25/36	1,184,404
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)
5,345,202	3.500	06/25/58	5,427,829
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
156,880	5.500	07/25/36	157,130
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
303,945	5.250	09/25/19	309,668
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
116,490	6.500	08/25/32	117,215
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
320,548	6.000	07/25/37	330,451
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
202,086	4.750	01/25/19	204,733
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,241,907	5.500	12/25/35	1,119,859
Countrywide Home Loans Trust Series 2005-6, Class 2A1
294,985	5.500	04/25/35	292,762
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
1,929,044	0.734	03/25/35	1,797,436
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
406,976	5.250	07/25/33	419,364
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
5,361,409	5.500	07/25/35	5,505,643
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
3,634,032	3.000	06/25/43	3,597,267
FHLMC REMIC PAC Series 1579, Class PM
151,114	6.700	09/15/23	170,737
FHLMC REMIC PAC Series 2103, Class TE
109,608	6.000	12/15/28	125,042
FHLMC REMIC PAC Series 2110, Class PG
526,039	6.000	01/15/29	597,231
FHLMC REMIC Series 2391, Class Z
1,415,443	6.000	12/15/31	1,610,006
FHLMC REMIC Series 2603, Class C
599,711	5.500	04/15/23	650,082

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2677, Class BC
$ 154,658	4.000%	09/15/18	$159,056
FHLMC REMIC Series 2866, Class DH
509,141	4.000	09/15/34	531,418
FHLMC REMIC Series 4272, Class DG
3,123,515	3.000	04/15/43	3,204,470
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
745,044	6.000	01/25/35	737,771
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
2,170,895	5.500	05/25/35	1,951,615
FNMA REMIC FNIC PAC Series 2001-45, Class WG
193,622	6.500	09/25/31	221,336
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,411,899
FNMA REMIC PAC Series 2003-14, Class AP
109,508	4.000	03/25/33	115,378
FNMA REMIC PAC Series 2004-53, Class NC
793,204	5.500	07/25/24	866,325
FNMA REMIC Series 2002-73, Class OE
382,837	5.000	11/25/17	394,454
FNMA REMIC Series 2002-82, Class XE
351,108	5.000	12/25/17	359,013
FNMA REMIC Series 2003-83, Class PG
110,984	5.000	06/25/23	115,949
FNMA Series 2003-W6, Class 2A32
176,483	6.500	09/25/42	202,455
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,162,888	0.534	12/25/34	1,050,471
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
211,378	2.280	06/25/34	201,934
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
248,789	0.894	06/25/34	244,997
Impac CMB Trust Series 2003-2F, Class A(b)
635,610	5.730	01/25/33	662,995
Impac CMB Trust Series 2004-4, Class 1A1(b)
1,925,937	0.834	09/25/34	1,840,215
Impac CMB Trust Series 2004-4, Class 2A2(c)
3,058,301	4.977	09/25/34	3,036,617
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
180,004	5.059	08/25/34	189,352
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,812,804	6.000	03/25/36	1,543,134
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
595,673	4.876	04/25/37	535,670
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)
2,945,414	3.456	07/25/43	2,965,893
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
3,606,140	3.000	06/25/29	3,678,966

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)
$ 5,000,000	3.500%	10/25/45	$5,100,000
Lehman XS Trust Series 2005-1, Class 1A4(b)
329,040	0.704	07/25/35	317,688
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	0.814	08/25/33	211,029
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
760,765	2.330	07/25/33	752,154
Master Alternative Loans Trust Series 2004-4, Class 1A1
234,465	5.500	05/25/34	249,608
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,388,169	6.500	05/25/34	1,441,175
Master Alternative Loans Trust Series 2004-9, Class A6(c)
665,693	5.143	08/25/34	697,062
Master Asset Securitization Trust Series 2003-10, Class 3A1
113,753	5.500	11/25/33	116,861
Master Asset Securitization Trust Series 2003-7, Class 1A1
206,152	5.500	09/25/33	213,621
Master Asset Securitization Trust Series 2004-3, Class 5A1
10,572	6.250	01/25/32	10,704
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
404,485	1.732	03/25/33	371,125
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
1,657,309	5.956	11/25/35	1,646,780
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,419,672	6.000	08/25/37	1,281,802
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
3,379,316	3.250	07/25/43	3,346,327
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	1.049	02/25/35	1,311,419
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,513,975	2.444	05/25/38	1,430,440
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,292,919	5.723	11/25/21	1,181,835
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
46,198	5.311	07/25/35	47,654
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
892,278	4.750	04/25/33	904,620
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
2,308,806	5.750	02/25/34	2,389,266
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
362,283	0.694	07/25/35	292,001

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Asset Securitization Trust Series 2004-A6, Class A1
$ 544,446	5.000%	08/25/19	$545,184
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
199,962	6.000	05/25/33	210,283
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
280,954	5.500	11/25/35	260,491
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
851,125	5.750	12/25/35	804,249
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
454,435	5.500	12/25/21	461,609
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
740,377	0.836	11/20/34	708,134
Sequoia Mortgage Trust Series 2012-2, Class A3(b)
2,500,000	3.500	04/25/42	2,541,187
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)
2,815,672	3.500	05/25/45	2,892,179
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)
4,835,412	3.000	07/25/45	4,863,191
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,343,192	2.565	10/25/34	1,363,151
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
332,259	2.569	04/25/34	329,250
Structured Asset Securities Corp. Series 2003-29, Class 5A4
1,023,995	5.250	09/25/33	1,065,054
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
578,740	2.544	10/25/33	569,978
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
942,614	2.592	11/25/33	929,486
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
430,923	2.733	11/25/33	423,285
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
593,016	5.710	06/25/34	598,694
Structured Asset Securities Corp. Series 2005-6, Class 5A2
75,855	5.000	05/25/35	77,370
Structured Asset Securities Corp. Series 2005-6, Class 5A4
105,171	5.000	05/25/35	106,217
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)
8,832,059	2.750	04/26/55	8,848,912
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
612,240	5.500	06/25/20	594,487

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
$ 540,338	2.700%	09/25/35	$526,632
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
509,837	5.250	03/25/37	523,019
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)
5,934,803	3.500	08/20/45	6,046,699

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $115,575,648)			$125,013,718

Commercial Mortgage Obligations – 5.9%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$5,136,520
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,097,395
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,597,110
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,127,810
Commercial Mortgage Trust Series 2012-CR2, Class A2
1,775,000	2.025	08/15/45	1,793,405
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	998,004
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,052,019
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928	02/10/47	5,152,092
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840	04/10/47	717,997
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046	04/15/47	1,553,048
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773	10/15/48	1,959,670
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868	11/15/45	3,018,470
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916	02/15/47	4,123,003
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933	03/15/48	8,070,549
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739	04/15/48	5,111,010

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
$ 1,310,522	1.524%		01/10/45	$1,313,735
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895		03/15/47	2,526,941
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036		05/15/47	3,616,602

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $58,203,007)				$57,965,380

Mortgage-Backed Pass-Through Obligations – 1.7%
FHLMC
$ 3,147	8.500%		02/01/19	$3,177
14,380	8.500		03/01/21	14,564
272,871	7.000		05/01/26	315,302
4,276	7.000		10/01/30	4,290
38,050	7.500		12/01/30	45,849
69,098	7.500		01/01/31	84,531
114,962	7.000		08/01/31	133,627
1,388,685	5.000		05/01/33	1,548,407
306,285	2.479	(b)	05/01/34	324,646
394,833	2.353	(b)	01/01/36	423,564
4,900,307	2.751	(b)	07/01/45	4,975,906
FNMA
7,216	9.000		11/01/21	7,296
53,185	9.000		02/01/25	60,198
12,966	6.500		03/01/26	14,820
2,039,273	2.500		05/01/28	2,067,288
14,973	8.000		07/01/28	15,736
45,698	6.500		10/01/28	52,979
37,813	2.455	(b)	12/01/28	38,779
59,889	6.000		07/01/29	67,813
13,492	7.500		09/01/29	13,720
43,631	7.000		03/01/31	49,082
14,420	7.500		03/01/31	16,858
20,064	7.000		11/01/31	20,666
39,981	7.000		01/01/32	41,161
185,404	6.000		12/01/32	211,442
55,478	1.811	(b)	02/01/33	58,197
210,738	5.000		07/01/33	233,094
302,145	2.524	(b)	10/01/34	321,362
269,227	2.385	(b)	02/01/35	286,789
4,295,322	3.500		07/01/35	4,507,386
GNMA
116,858	8.000		02/15/22	128,349
38,982	7.500		08/20/25	45,600
187,080	7.500		07/20/26	223,464
138,367	6.500		04/15/31	159,568
218,990	6.500		05/15/31	251,315

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $16,261,742)				$16,766,825

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $190,040,397)				$199,745,923

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 47.3%
Aerospace/Defense – 0.4%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$1,099,525
United Technologies Corp.
2,000,000	5.700	04/15/40	2,379,780

			3,479,305

Auto Manufacturers – 0.5%
General Motors Co.
2,000,000	5.000	04/01/35	1,957,848
Hyundai Capital America(a)
2,900,000	2.550	02/06/19	2,885,399

			4,843,247

Beverages – 0.6%
Anheuser-Busch Cos., LLC
4,609,000	6.800	08/20/32	5,663,521
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750	01/15/19	583,962

			6,247,483

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400	05/15/38	1,567,048

Chemicals – 0.5%
FMC Corp.
3,000,000	5.200	12/15/19	3,260,475
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,051,752

			5,312,227

Commercial Banks – 4.1%
Barclays Bank PLC
2,000,000	5.125	01/08/20	2,226,778
Citizens Bank NA
3,000,000	2.450	12/04/19	2,977,575
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,453,931
Credit Suisse New York
3,000,000	3.000	10/29/21	3,019,146
HSBC USA, Inc.
1,052,000	9.300	06/01/21	1,352,823
KeyBank NA
5,500,000	2.250	03/16/20	5,467,682
Lloyds Bank PLC
1,640,000	6.375	01/21/21	1,951,793
Manufacturers & Traders Trust Co.
5,840,000	2.250	07/25/19	5,855,038
PNC Bank NA
1,900,000	6.875	04/01/18	2,107,944
2,500,000	2.950	01/30/23	2,456,292

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Rabobank Nederland Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
$ 4,510,000	2.250%	01/14/19	$4,548,822
U.S. Bancorp
2,050,000	3.600	09/11/24	2,092,769
Wells Fargo Bank NA
2,000,000	6.180	02/15/36	2,271,242

			39,781,835

Commercial Services – 1.2%
Community Health Network, Inc.
2,225,000	4.237	05/01/25	2,289,781
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,371,956
Northwestern University
1,000,000	4.643	12/01/44	1,100,555
The ADT Corp.
2,000,000	2.250	07/15/17	1,990,000

			11,752,292

Communications Equipment – 0.6%
Cisco Systems, Inc.
2,700,000	4.450	01/15/20	2,965,675
2,000,000	2.450	06/15/20	2,034,296
Juniper Networks, Inc.
1,220,000	3.300	06/15/20	1,223,971

			6,223,942

Computer Services – 0.0%
International Business Machines Corp.
300,000	5.700	09/14/17	325,260

Diversified Manufacturing – 0.6%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,769,988
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,069,172

			5,839,160

Electric – 1.3%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,315,565
Duke Energy Progress LLC
2,000,000	2.800	05/15/22	2,005,834
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,243,075
PacifiCorp
2,000,000	3.850	06/15/21	2,121,090
1,900,000	6.100	08/01/36	2,338,613
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,172,675
The Connecticut Light & Power Co.
415,000	5.650	05/01/18	457,844

			12,654,696

22	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – 9.7%
Abbey National Treasury Services PLC
$ 1,000,000	3.050%		08/23/18	$1,032,936
Air Lease Corp.
3,000,000	3.375		01/15/19	3,060,000
1,175,000	3.875		04/01/21	1,198,500
American Express Credit Corp.
4,700,000	2.250		08/15/19	4,719,007
American Honda Finance Corp.(a)
1,500,000	1.500		09/11/17	1,505,754
Bank of America Corp.
2,000,000	5.700		01/24/22	2,287,254
3,000,000	3.875		08/01/25	3,052,227
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,183,024
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,455,210
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,152,581
3,000,000	5.875		03/15/21	3,440,670
Caterpillar Financial Services Corp.
2,300,000	2.100		06/09/19	2,298,724
CDP Financial, Inc.(a)
1,000,000	3.150		07/24/24	1,010,886
Citigroup, Inc.
2,500,000	2.500		07/29/19	2,513,652
3,000,000	5.500		09/13/25	3,288,531
CME Group, Inc.
1,685,000	3.000		09/15/22	1,696,374
Ford Motor Credit Co. LLC
1,000,000	6.625		08/15/17	1,077,132
2,500,000	4.134		08/04/25	2,558,605
Franklin Resources, Inc.
5,000,000	2.850		03/30/25	4,780,365
GE Capital International Funding Co.(a)
2,228,000	0.964		04/15/16	2,227,561
General Electric Capital Corp.(b)
150,000	0.665		12/20/16	149,455
1,600,000	6.250		12/29/49	1,783,360
Invesco Finance PLC
6,509,000	3.125		11/30/22	6,553,541
Jefferies Group, Inc.
1,600,000	3.875		11/09/15	1,601,109
JPMorgan Chase & Co.
300,000	6.000		01/15/18	327,391
1,600,000	2.250		01/23/20	1,587,354
2,000,000	4.350		08/15/21	2,143,476
150,000	1.320	(b)	04/26/23	147,326
Legg Mason, Inc.
3,895,000	5.625		01/15/44	4,044,323
Merrill Lynch & Co., Inc.
1,270,000	6.875		04/25/18	1,417,519
1,270,000	6.500		07/15/18	1,407,037

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Metropolitan Life Insurance Co.(a)
$ 3,000,000	7.700%	11/01/15	$3,000,000
Morgan Stanley & Co.
2,500,000	4.875	11/01/22	2,695,862
1,875,000	4.100	05/22/23	1,905,204
National Rural Utilities Cooperative Finance Corp.
5,000,000	2.000	01/27/20	4,929,010
NYSE Holdings LLC
1,250,000	2.000	10/05/17	1,264,184
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	12/31/49	2,694,275
The Charles Schwab Corp.
2,500,000	1.500	03/10/18	2,504,788
Toyota Motor Credit Corp.
1,000,000	2.000	10/24/18	1,012,839
Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,547,687
1,500,000	4.650	11/04/44	1,481,105

			94,735,838

Food – 0.7%
Campbell Soup Co.
235,000	3.050	07/15/17	241,332
Danone SA(a)
2,700,000	3.000	06/15/22	2,709,774
Pernod-Ricard SA(a)
3,500,000	5.750	04/07/21	3,897,334

			6,848,440

Hardware – 1.0%
Intel Corp.
400,000	1.350	12/15/17	401,738
5,000,000	3.100	07/29/22	5,145,010
Xilinx, Inc.
4,425,000	3.000	03/15/21	4,472,719

			10,019,467

Health Technology – 0.2%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,560,466
Gilead Sciences, Inc.
300,000	3.050	12/01/16	307,321

			1,867,787

Healthcare Products – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,896,795
Medtronic, Inc.
1,875,000	3.150	03/15/22	1,917,894

			4,814,689

The accompanying notes are an integral part of these financial statements.	23

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Healthcare-Services – 0.9%
Laboratory Corp. of America Holdings
$ 300,000	5.625%	12/15/15	$301,445
100,000	3.125	05/15/16	101,111
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,345,699
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,543,856
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	250,503

			8,542,614

Household Products – 0.2%
Leggett & Platt, Inc.
2,200,000	3.800	11/15/24	2,243,617

Industrial – 0.6%
Joy Global, Inc.
2,860,000	5.125	10/15/21	2,555,164
Receipts on Corporate Securities Trust NSC-1998-1
710,192	6.375	05/15/17	727,703
Rockwell Automation, Inc.
2,850,000	2.050	03/01/20	2,843,852

			6,126,719

Insurance – 4.6%
American International Group, Inc.
2,000,000	3.750	07/10/25	2,031,972
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,566,158
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	6,247,592
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,070,360
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,596,403
Genworth Financial, Inc.
738,000	8.625	12/15/16	767,520
2,000,000	7.625	09/24/21	1,865,630
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,137,660
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,024,762
MetLife, Inc.
2,055,000	10.750	08/01/69	3,236,625
PartnerRe Finance B LLC
525,000	5.500	06/01/20	579,560
Principal Life Global Funding II(a)
2,000,000	2.200	04/08/20	1,994,256
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,120,000
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,269,600
2,100,000	5.000	06/01/21	2,280,556

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Sirius International Group Ltd.(a)
$ 1,269,000	6.375%	03/20/17	$1,320,968
Symetra Financial Corp.(a)
4,235,000	6.125	04/01/16	4,305,682
Travelers Property Casualty Corp.
2,493,000	7.750	04/15/26	3,309,298

			44,724,602

Media – 1.1%
21st Century Fox America, Inc.
1,000,000	7.125	04/08/28	1,189,624
CBS Corp.
2,500,000	7.875	09/01/23	3,070,975
Scripps Networks Interactive, Inc.
2,000,000	2.750	11/15/19	1,968,422
Time Warner, Inc.
4,380,000	3.600	07/15/25	4,341,149

			10,570,170

Metals & Mining – 1.5%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375	03/15/18	915,000
Glencore Funding LLC(a)
3,000,000	2.500	01/15/19	2,563,125
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,004,221
Rio Tinto Finance USA PLC
3,000,000	1.625	08/21/17	2,988,528
The Timken Co.
2,000,000	3.875	09/01/24	1,905,664
2,750,000	6.875	05/08/28	3,345,512

			14,722,050

Oil & Gas – 2.7%
Apache Corp.
2,835,000	5.100	09/01/40	2,715,556
1,360,000	7.375	08/15/47	1,771,250
BP Capital Markets PLC
3,835,000	3.245	05/06/22	3,887,938
3,250,000	2.750	05/10/23	3,157,456
Energen Corp.
2,000,000	4.625	09/01/21	1,815,000
Hess Corp.
2,115,000	7.875	10/01/29	2,525,060
Marathon Oil Corp.
2,000,000	2.700	06/01/20	1,941,468
Phillips 66
3,000,000	4.650	11/15/34	2,993,451
Rowan Cos., Inc.
1,000,000	4.750	01/15/24	780,286
Statoil ASA
2,360,000	2.250	11/08/19	2,393,824
Tosco Corp.
2,095,000	8.125	02/15/30	2,890,363

			26,871,652

24	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 1.3%
Actavis Funding SCS
$ 2,000,000	2.450%	06/15/19	$1,989,272
AstraZeneca PLC
500,000	5.900	09/15/17	543,365
3,000,000	1.950	09/18/19	3,014,316
Bayer US Finance LLC(a)
2,000,000	2.375	10/08/19	2,019,806
Johnson & Johnson
400,000	5.150	07/15/18	442,042
McKesson Corp.
225,000	3.250	03/01/16	226,706
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,000,837
Pharmacia Corp.
475,000	6.500	12/01/18	541,230

			12,777,574

Pipelines – 1.7%
Buckeye Partners LP
2,000,000	4.150	07/01/23	1,812,850
DCP Midstream LLC
3,397,000	8.125	08/16/30	3,374,345
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	2,540,589
Energy Transfer Partners LP
3,000,000	4.900	03/15/35	2,434,989
ONEOK Partners LP
875,000	8.625	03/01/19	1,005,033
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	647,142
1,450,000	7.625	04/01/37	1,510,162
Williams Partners LP
3,390,000	4.500	11/15/23	3,099,718

			16,424,828

Process Industries – 0.4%
International Paper Co.
2,925,000	8.700	06/15/38	3,995,623

Real Estate – 4.1%
Brookfield Asset Management, Inc.
2,000,000	4.000	01/15/25	1,978,468
CBRE Services, Inc.
4,700,000	4.875	03/01/26	4,720,450
Columbia Property Trust Operating Partnership LP
2,000,000	4.150	04/01/25	1,990,184
Digital Realty Trust LP
3,230,000	3.950	07/01/22	3,224,015
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,246,767
1,685,000	4.650	03/15/24	1,662,301
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,890,184

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – (continued)
National Retail Properties, Inc.
$ 1,000,000	3.900%	06/15/24	$998,664
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,211,687
2,800,000	4.450	03/15/24	2,820,277
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,460,481
Select Income REIT
3,000,000	4.150	02/01/22	2,955,381
Simon Property Group LP
2,815,000	3.750	02/01/24	2,918,257
UDR, Inc.
2,640,000	3.750	07/01/24	2,661,080
Ventas Realty LP
2,910,000	3.500	02/01/25	2,801,271
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,560,947
Weingarten Realty Investors
1,000,000	3.850	06/01/25	977,671
WP Carey, Inc.
2,000,000	4.600	04/01/24	2,019,734
1,575,000	4.000	02/01/25	1,509,012

			40,606,831

Retail – 0.9%
CVS Pass-Through Trust(a)
3,172,489	7.507	01/10/32	3,873,946
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	1,015,833
Ralph Lauren Corp.
2,800,000	2.625	08/18/20	2,822,089
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,597,169

			9,309,037

Software – 0.1%
Adobe Systems, Inc.
563,000	4.750	02/01/20	617,453

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,873,341

Telecommunications – 1.5%
AT&T, Inc.
4,000,000	4.800	06/15/44	3,719,020
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	2,969,267
SBA Tower Trust(a)
3,240,000	5.101	04/15/42	3,308,149
Verizon Communications, Inc.
4,630,000	4.150	03/15/24	4,843,508

			14,839,944

The accompanying notes are an integral part of these financial statements.	25

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation – 0.2%
Burlington Northern Santa Fe LLC
$ 1,220,000	4.950%	09/15/41	$1,280,832
Union Pacific Corp.
500,000	4.750	09/15/41	544,425

			1,825,257

Utilities – 2.0%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,824,449
Commonwealth Edison Co.
1,645,000	6.450	01/15/38	2,124,953
Entergy Louisiana LLC
3,000,000	3.780	04/01/25	3,027,849
Gulf Power Co.
1,250,000	4.550	10/01/44	1,222,434
KeySpan Corp.
3,375,000	8.000	11/15/30	4,617,685
Louisville Gas & Electric Co.
1,850,000	4.650	11/15/43	1,981,962
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,480,602
PPL Electric Utilities Corp.
1,025,000	4.750	07/15/43	1,118,686

			19,398,620

Yankee – 1.2%
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,527,138
Canadian Pacific Railway Co.
2,575,000	4.800	08/01/45	2,650,208
UBS AG
7,335,000	7.375	06/15/17	7,940,746

			12,118,092

TOTAL CORPORATE OBLIGATIONS
(Cost $465,239,870)			$463,900,740

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$243,421
(Cost $236,971)

U.S. Government Agency Obligations – 3.8%
FFCB
$ 150,000	1.290%	09/25/18	$149,833
350,000	1.420	10/22/19	350,021
2,860,000	5.190	04/22/21	3,354,294
FHLB
2,650,000	7.125	02/15/30	3,880,983

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLMC
$ 2,500,000	5.000%	02/16/17	$2,641,100
5,500,000	5.500	08/23/17	5,965,899
3,000,000	4.875	06/13/18	3,297,474
FNMA
4,500,000	5.000	02/13/17	4,752,275
3,000,000	5.000	05/11/17	3,196,272
6,000,000	5.375	06/12/17	6,444,174
Tennessee Valley Authority
1,786,505	4.929	01/15/21	1,938,358
980,563	5.131	01/15/21	1,066,362

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,536,148)			$37,037,045

U.S. Treasury Obligations – 3.7%
United States Treasury Bonds
$ 3,000,000	3.500%	02/15/39	$3,367,890
3,000,000	2.750	08/15/42	2,905,782
United States Treasury Inflation Protected Securities
304,294	0.125	04/15/17	304,124
371,160	0.125	04/15/18	371,498
United States Treasury Notes
2,000,000	2.750	11/30/16	2,048,620
10,000,000	0.750	12/31/17	9,984,110
6,000,000	1.375	09/30/18	6,060,000
8,000,000	2.125	08/31/20	8,220,208
3,000,000	1.750	10/31/20	3,026,952

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,165,043)			$36,289,184

Shares	Description		Value
Investment Company – 0.5%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527			$5,151,382
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(e) – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co.
$10,087,000	0.000%	11/02/15	$10,087,000
Maturity Value: $10,087,000
(Cost $10,087,000)

TOTAL INVESTMENTS – 99.6%
(Cost $947,606,955)			$977,733,942

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			3,713,043

NET ASSETS – 100.0%			$981,446,985

26	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $178,912,320, which represents approximately 18.2% of net assets as of October 31, 2015.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2015.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2015. Maturity date disclosed is the ultimate maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on October 30, 2015. This agreement was fully collateralized by $9,440,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $10,290,053.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
PAC	—Planned Amortization Class
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 10/31/15	AS OF 10/31/14

Corporate Obligations	47.3%	51.9%
Asset-Backed Securities	13.7	9.2
Collateralized Mortgage Obligations	12.8	12.3
Municipal Bond Obligations	9.2	11.1
Commercial Mortgage Obligations	5.9	4.8
U.S. Government Agency Obligations	3.8	4.5
U.S. Treasury Obligations	3.7	1.4
Mortgage-Backed Pass-Through Obligations	1.7	0.8
Investment Company	0.5	0.6
Foreign Debt Obligations	0.0	0.1
Short-term Investment	1.0	2.8

TOTAL INVESTMENTS	99.6%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	27

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2015.

A conversation with Scott Colbert, Portfolio Manager of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2015, the Fund generated an average annual total return of 0.81%. This return compares to the 1.32% average annual total return of the Citigroup 1-5 Year Treasury/Government Sponsored Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: During the reporting period several factors contributed to the Fund’s underperformance relative to its benchmark. An overweight position in Treasury Inflation-Protected Securities (TIPS) and an overweight position in agency debentures detracted from performance. The Fund’s portfolio carried a higher average yield than that of the benchmark, which enhanced performance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s exposure to Treasuries was increased, but still remained well below the percentage included in its benchmark. The Fund’s exposure to agency debenture holdings was decreased.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Raising the Fund’s exposure to Treasuries and decreasing exposure to the agency debenture sector assisted the Fund’s performance during the period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Maintaining the Fund’s non-benchmark exposure to TIPS and keeping an underweight position relative to the benchmark in Treasuries did not help the Fund’s performance.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2015 (Unaudited)

The following is performance information for the Commerce Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2014 - October 31, 2015	Fund Total Return(a)	Index Total Return(c)	Index
Short-Term Government Fund	0.81%	1.32%	Citigroup 1-5 Year Treasury/Government Sponsored(c)

Standardized Average Annual Total Return through September 30, 2015(b)

Standardized Average Annual Total Return through September 30, 2015(b)	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	1.15%	1.17%	3.06%	4.25%
Citigroup 1-5 Year Treasury/Government Sponsored Index (as of December 12, 1994)(c)	1.99%	1.22%	3.20%	4.60%

Short-Term Government Fund 10 Year Performance

Performance of a $1,000 Investment, with distributions reinvested, from November 1, 2005 through October 31, 2015.

Average Annual Total Return through October 31, 2015	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	0.81%	1.06%	3.07%	4.23%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Short-Term Government Fund	0.68%	0.88%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2015) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2016. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.3%
Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
$ 18,136	5.681%	08/10/16	$18,612

Home Equity(a) – 3.3%
Argent Securities, Inc. Series 2004-W5, Class AV3B
1,626,747	1.094	04/25/34	1,576,314
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	1.094	11/25/34	499,619
Lehman XS Trust Series 2005-7N, Class 1A1A
212,657	0.464	12/25/35	186,214
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
383,537	1.274	03/25/33	371,743
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
239,534	1.594	07/25/34	224,758
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
165,898	0.994	09/25/34	155,244
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A
366,932	0.494	04/25/34	347,790

			3,361,682

TOTAL ASSET-BACKED SECURITIES
(Cost $3,013,133)			$3,380,294

Mortgage-Backed Obligations – 24.8%
Collateralized Mortgage Obligations – 16.9%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 225,928	2.554%	04/25/35	$225,577
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
1,392,948	2.535	02/25/45	1,411,409
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
191,276	6.000	02/25/34	203,158
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
365,527	2.993	11/25/33	366,033
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
17,284	2.746	09/20/34	17,168
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
119,408	3.218	11/25/34	116,988
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(a)
912,001	0.894	09/25/34	884,766
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
113,826	2.717	09/25/34	113,492
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
111,327	5.375	01/25/35	112,984

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
$ 152,120	2.617%	11/19/33	$149,621
FHLMC REMIC PAC Series 023, Class PK
161,015	6.000	11/25/23	176,671
FHLMC REMIC PAC Series 159, Class H
10,863	4.500	09/15/21	11,353
FHLMC REMIC PAC Series 2022, Class PE
31,677	6.500	01/15/28	36,235
FHLMC REMIC PAC Series 2109, Class PE
68,415	6.000	12/15/28	77,412
FHLMC REMIC PAC Series 2345, Class PQ
1,884	6.500	08/15/16	1,927
FHLMC REMIC Series 2830, Class DA
19,885	5.000	07/15/19	20,797
FHLMC REMIC Series 2972, Class CA
28,602	4.500	05/15/20	29,297
FHLMC REMIC Series 3816, Class HA
1,074,576	3.500	11/15/25	1,138,223
FHLMC REMIC Series 3968, Class AT
176,414	3.500	03/15/38	179,317
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
662,390	2.713	09/25/33	663,289
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
12,097	0.000	06/25/22	11,634
FNMA REMIC PAC Series 1992-129, Class L
62,030	6.000	07/25/22	67,356
FNMA REMIC PAC Series 1998-36, Class J
312	6.000	07/18/28	312
FNMA REMIC PAC Series 2001-71, Class MB
13,277	6.000	12/25/16	13,570
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	632,339
FNMA REMIC PAC Series 2003-14, Class AP
147,238	4.000	03/25/33	155,130
FNMA REMIC Series 1991-137, Class H
28,010	7.000	10/25/21	30,830
FNMA REMIC Series 1993-182, Class FA(a)
12,139	1.380	09/25/23	12,271
GNMA Series 2009-65, Class AF
218,192	4.000	07/20/39	231,176
GNMA Series 2010-115, Class QJ
316,356	3.500	11/20/38	328,171
GNMA Series 2010-14, Class PA
150,938	3.000	02/20/40	154,239
GNMA Series 2010-89, Class GL
781,811	4.000	05/20/39	809,038
GSR Mortgage Loan Trust Series 2003-6F, Class A1
82,575	3.000	09/25/32	81,406

30	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
$ 74,863	5.500%	03/25/19	$76,419
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
446,964	0.634	05/25/35	407,939
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,029,580	2.661	01/25/36	940,762
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
913,313	0.894	06/25/34	899,391
Impac CMB Trust Series 2003-2F, Class A(a)
393,473	5.730	01/25/33	410,426
Impac CMB Trust Series 2003-8, Class 2A1(a)
150,313	1.094	10/25/33	144,725
Impac CMB Trust Series 2004-7, Class 1A1(a)
126,781	0.934	11/25/34	119,508
Impac CMB Trust Series 2005-2, Class 2A2(a)
158,440	0.994	04/25/35	144,520
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
943,815	0.544	05/25/36	913,875
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
192,841	2.746	10/25/34	185,467
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
244,438	2.734	04/21/34	245,563
Master Alternative Loans Trust Series 2004-9, Class A6(d)
141,208	5.143	08/25/34	147,862
Master Asset Securitization Trust Series 2004-3, Class 5A1
5,028	6.250	01/25/32	5,090
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,502,047	0.834	02/25/35	1,465,325
MortgageIT Trust Series 2005-1, Class 1A2(a)
1,291,981	0.974	02/25/35	1,214,612
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
413,544	0.624	03/25/33	403,254
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
51,158	3.329	09/25/34	50,592
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
73,089	4.750	04/25/34	74,624
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
18,131	5.000	05/25/18	18,378
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
204,722	4.500	04/25/19	206,423
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
10,268	6.250	12/25/23	10,483
Sequoia Mortgage Trust Series 10, Class 1A(a)
69,813	0.994	10/20/27	68,190
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
161,736	0.876	06/20/33	154,002

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
$ 525,017	2.544%		10/25/33	$517,068
Vendee Mortgage Trust Series 1996-2, Class 1Z
123,362	6.750		06/15/26	141,522
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
47,679	5.000		05/25/18	48,560
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
101,656	5.750		09/25/18	103,148

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,174,143)				$17,580,917

Mortgage-Backed Pass-Through Obligations – 7.9%
FHLMC
$ 10,965	5.500%		08/01/17	$11,205
27,958	6.000		10/01/23	31,544
60,279	5.000		05/01/27	65,937
736,916	2.500		04/01/28	747,172
989,207	2.751	(a)	07/01/45	1,004,468
FNMA
3,838	6.000		07/01/16	3,869
66,556	5.500		05/01/19	69,404
65,253	5.500		06/01/20	67,938
744	9.000		07/01/24	754
1,361,012	2.500		03/01/28	1,379,711
2,238,276	2.500		05/01/28	2,268,936
4,475	2.455	(a)	12/01/28	4,589
834,612	2.500		01/01/30	845,234
6,080	7.000		11/01/31	6,262
271,034	6.000		07/01/33	309,457
175,161	2.234	(a)	02/01/34	187,017
140,888	2.524	(a)	10/01/34	149,849
987,430	3.500		07/01/35	1,036,181
GNMA(a)
212	2.000		11/20/24	220
518	3.000		12/20/24	545
8,357	1.750		04/20/26	8,634
6,843	1.625		08/20/26	7,009
9,127	1.750		01/20/28	9,372

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $8,204,000)				$8,215,307

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $24,378,143)				$25,796,224

U.S. Government Agency Obligations – 49.4%
FFCB
$ 500,000	6.125%	12/29/15	$504,721
1,000,000	0.650	01/17/17	1,000,021
1,000,000	0.690	05/16/17	997,846
1,500,000	1.580	02/26/19	1,503,168

The accompanying notes are an integral part of these financial statements.	31

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLB
$1,000,000	0.580%	01/09/17	$998,494
3,500,000	4.875	05/17/17	3,723,937
1,600,000	1.375	10/13/17	1,606,328
1,500,000	1.125	04/25/18	1,507,871
2,500,000	2.000	09/13/19	2,557,475
1,000,000	4.125	12/13/19	1,104,382
1,000,000	1.000 (d)	02/27/20	1,003,279
FHLMC
1,500,000	1.000	03/08/17	1,508,133
4,000,000	1.250	05/12/17	4,034,268
1,000,000	1.000	06/29/17	1,004,814
1,150,000	1.000	07/28/17	1,154,792
2,000,000	1.750	05/30/19	2,032,782
1,500,000	1.250	08/01/19	1,493,354
1,000,000	1.250	10/02/19	992,707
1,500,000	1.650	11/15/19	1,500,564
1,000,000	1.650	04/29/20	1,003,925
1,000,000	5.400	03/17/21	1,018,584
FNMA
1,000,000	0.750	04/20/17	1,001,570
1,500,000	1.125	04/27/17	1,509,823
1,200,000	1.000	09/20/17	1,203,925
1,200,000	0.875	10/26/17	1,201,754
1,000,000	0.875	12/20/17	1,000,627
1,000,000	0.875	02/08/18	999,837
1,500,000	1.150	05/18/18	1,504,634
1,750,000	1.625	11/27/18	1,777,988
1,000,000	1.500	01/30/19	1,004,892
2,000,000	1.875	02/19/19	2,042,680
1,500,000	1.750	11/26/19	1,516,738
1,000,000	2.000	12/30/19	1,010,263
1,000,000	1.625	01/21/20	1,005,614
1,000,000	1.500	06/22/20	996,947
1,000,000	1.750	11/20/20	1,001,891
389,000	2.500	12/27/24	380,764

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $51,363,197)			$51,411,392

U.S. Treasury Obligations – 18.6%
United States Treasury Inflation Protected Securities
$ 862,433	2.625%	07/15/17	$904,566
1,031,000	0.125	04/15/18	1,031,939
884,168	1.375	07/15/18	919,892
888,040	2.125	01/15/19	945,809
1,017,100	0.125	04/15/19	1,015,497
1,432,743	1.375	01/15/20	1,500,145
United States Treasury Notes
2,000,000	0.625	05/31/17	1,999,402
3,000,000	0.750	03/31/18	2,989,218
2,000,000	1.375	06/30/18	2,021,042
1,000,000	1.375	02/28/19	1,006,745
3,000,000	1.250	04/30/19	3,003,438

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$1,000,000	1.000%	09/30/19	$987,031
1,000,000	1.125	12/31/19	988,776

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,173,247)			$19,313,500

Short-term Investment(e) – 3.6%
Repurchase Agreement – 3.6%
State Street Bank & Trust Co.
$3,774,000	0.000%	11/02/15	$3,774,000
Maturity Value: $3,774,000
(Cost $3,774,000)

TOTAL INVESTMENTS – 99.7%
(Cost $101,701,720)			$103,675,410

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			321,741

NET ASSETS – 100.0%			$103,997,151

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at October 31, 2015.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $380,002, which represents approximately 0.4% of net assets as of October 31, 2015.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2015. Maturity date disclosed is the ultimate maturity.
(e)	Repurchase agreement was entered into on October 30, 2015. This agreement was fully collateralized by $3,535,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $3,853,320.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

32	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

PORTFOLIO COMPOSITION

	AS OF 10/31/15	AS OF 10/31/14

U.S. Government Agency Obligations	49.4%	62.0%
Collateralized Mortgage Obligations	16.9	17.9
U.S. Treasury Obligations	18.6	13.1
Mortgage-Backed Pass-Through Obligations	7.9	1.3
Asset-Backed Securities	3.3	3.6
Short-term Investment	3.6	1.3

TOTAL INVESTMENTS	99.7%	99.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	33

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2015.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2015, the National Tax-Free Intermediate Bond Fund generated an average annual total return of 2.63%.

Over the one-year period ended October 31, 2015, the Missouri Tax-Free Intermediate Bond Fund generated an average annual total return of 2.48%.

Over the one-year period ended October 31, 2015, the Kansas Tax-Free Intermediate Bond Fund generated an average annual total return of 2.57%.

These returns compare to the 2.64% average annual total return of the Barclays 3-15 Year Blend Municipal Bond Index.

Q: What were the material factors that affected the Funds’ performance relative to its benchmark during the reporting period?

A: Chinese growth concerns, Federal Reserve (Fed) uncertainty, and sliding commodity prices produced volatile markets over the last year. The prospect of the Fed hiking short-term rates caught much of the attention. Many expected a hike, but the Fed stood pat, citing concerns about what impact the developments overseas could have on the United States. Against this backdrop, the U.S. economy continued its steady performance as Gross Domestic Product (GDP) for the second quarter was revised upward to 3.9% and first quarter GDP increased 0.6% in 2015. Interest rates ended lower as a flight to safety ensued given the volatility experienced elsewhere around the globe. Portfolio durations remained in a neutral position. Long maturities outperformed intermediate and short-term bonds. General obligation and revenue bonds performed in-line with each other while high-yield bonds outperformed investment-grade municipal bonds (munis). Credit spreads tightened almost 10 basis points (bps) since the last fiscal year end, 10/31/2014. Municipal issuance is 33% higher year-over-year as refunding deals comprise over 60% of issuance so far. With the lower probability of a rate hike and net issuance expected to be negative for the remainder of the year, we believe munis should maintain investor support through year end.

Q: Were there any significant adjustments made to the Funds’ portfolios during the period?

A: Our focus continues to be on the higher-yielding, non-essential service revenue sectors and, with respect to the National Tax-Free Intermediate Bond Fund, fiscally challenged states. Going forward, we believe that portfolio positioning in the high conviction sectors such as hospitals, higher education and lease revenue bonds should continue to support and enhance solid risk-adjusted returns. We believe that the best relative value opportunities remain in high coupon, short callable bonds. We see two advantages in this structure: 1) muni borrowers generally are much less efficient taking out high coupon debt, and 2) if short-rates move higher in the next two years as we expect, this structure should outperform low coupon non-callable bonds.

Q: Could you describe some specific strategies and holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were those in the more fiscally challenged states and our high conviction sectors such as Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) 4.50% due 12/1/20, Glendale Arizona Industrial Development Authority Revenue Bonds (Midwestern University) 5.00% due 5/15/30 and Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A 5.375% due 8/15/26.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were Missouri State Health & Educational Facilities Authority Health Facilities Revenue

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

Bonds (St. Lukes Episcopal) 5.00% due 12/1/25, Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) 5.125% due 11/1/31 and Kansas City MO Special Obligation Tax Allocation (East Village Project) 5.00% due 4/15/31.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were Junction City KS GO Bonds (Refunding Water & Sewer System) 5.50% due 9/1/36, Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) 5.00% due 12/1/28, and Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C due 7/1/27.

Q: What were some examples of strategies and holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, holdings that did not meet our expectations were the New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) 5.00% due 6/15/28, Walton County FL School Board Certificates of Participation Series 2015 5.00% due 7/1/29, and Williston ND Parks & Recreation District Sales Tax & Gross Revenue 4.00% due 3/1/32.

In the Missouri Tax-Free Intermediate Bond Fund, holdings that did not meet our expectations were New Jersey State Economic Development Authority Revenue Ref-School Facilities Construction 2.00% due 2/1/18, Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds 2.50% due 6/1/25, and Saint Louis MO Airport Revenue Bonds (Lambert-St Louis International Airport) 5.50% due 7/1/28.

In the Kansas Tax-Free Intermediate Bond Fund, holdings that did not meet our expectations were the Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) 4.00% due 9/1/26, Kansas State Development Finance Authority Revenue Bonds Series G 5.00% 4/1/30, and the Leavenworth County KS Unified School Dist No. 464 (Improvement) 5.00% due 9/1/15.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2015 (Unaudited)

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2014 - October 31, 2015	Fund Total Return(a)	Index Total Return(c)	Index
National Tax-Free Intermediate Bond Fund	2.63%	2.64%	Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2015(b)

Standardized Average Annual Total Return through September 30, 2015(b)	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	2.98%	3.78%	4.21%	4.68%
Barclays 3-15 Year Blend Municipal Bond Index (as of March 1, 1995)(c)	2.80%	3.76%	4.59%	5.32%

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $1,000 Investment, with distributions reinvested, from November 1, 2005 through October 31, 2015.

Average Annual Total Return through October 31, 2015	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	2.63%	3.86%	4.31%	4.67%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
National Tax-Free Intermediate Bond Fund	0.69%	0.69%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses. Inception date of the Index return is March 1, 1995 as daily value was unavailable at February 21, 1995, the Fund’s inception date.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2015) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2016. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.3%
Alaska – 0.7%
Alaska Industrial Development & Export Authority Revenue Bonds (Providence Health & Services) Series H (NR/Aa3)
$ 70,000	5.000%	10/01/22(a)	$73,028
1,445,000	5.000	10/01/22	1,507,092
Alaska Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA+/NR)
450,000	5.000	03/01/27	525,510

			2,105,630

Arizona – 4.8%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	777,700
750,000	4.750	01/01/22	831,885
1,000,000	5.000	01/01/25	1,123,360
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,691,895
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000	06/01/22	1,205,840
1,000,000	5.000	06/01/23	1,219,310
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000	07/01/18	367,740
350,000	5.000	07/01/19	385,175
1,100,000	5.125	07/01/22	1,225,488
Prescott Valley AZ Certificates of Participation Series 2007 (AMBAC) (A+/WR)
515,000	4.375	01/01/24	534,781
540,000	4.375	01/01/25	560,164
550,000	4.500	01/01/26	571,329
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)
1,050,000	4.000	07/01/26	1,162,507
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,073,350
1,000,000	5.000	07/01/21	1,073,350

			13,803,874

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A+/NR)
435,000	5.480	09/01/17	435,940

California – 2.0%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,179,150
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)
1,000,000	6.250	11/01/29	1,179,110

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(b)
$1,000,000	0.000%	08/01/24	$750,560
Los Angeles CA Unified School District GO Bonds (Refunding) Series A-1 (AGM) (AA/Aa2)
2,100,000	4.500	07/01/24	2,220,918
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)
235,000	5.250	05/15/22	253,800

			5,583,538

Colorado – 2.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,095,670
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A2)
1,255,000	5.000	04/01/22	1,484,514
Colorado Health Facilities Authority Revenue Bonds (Unrefunded Balance-Adventist) Series 2006 (AA-/Aa2)(a)(c)
1,030,000	5.125	11/15/20	1,080,769
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
260,000	4.350	11/01/19	269,368
275,000	4.600	11/01/20	275,000
Regional Transportation District CO Certificates of Participation Series 2015 (A/Aa3)
1,000,000	5.000	06/01/31	1,153,660
1,000,000	4.000	06/01/40	1,003,140
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/A3)
250,000	4.500	12/01/23	259,797

			6,621,918

Connecticut – 1.2%
Connecticut GO Bonds (Refunding) Series E (AA/Aa3)
1,000,000	5.000	12/15/20	1,049,340
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
1,000,000	3.250	11/15/24	980,020
1,500,000	3.750	11/15/27	1,502,700

			3,532,060

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,334,624

Florida – 5.8%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) (Partially Prerefunded) Series 2005 (A-/A3)
875,000	5.000	04/01/18	890,960

The accompanying notes are an integral part of these financial statements.	37

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Florida State Board of Education Lottery Revenue Bonds Series A (BHAC) (AAA/Aa1)
$ 850,000	5.000%	07/01/23	$919,589
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	58,316
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	845,553
Lauderhill FL GO Bonds (Refunding) Series 2015 (A+/A1)
1,910,000	4.000	01/01/28	2,024,180
Martin County FL School Board Certificates of Participation (Refunding) Series A (AGM) (AA/NR)
1,690,000	5.000	07/01/23	1,973,785
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,161,410
1,000,000	5.500	10/01/25	1,176,660
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	817,561
Miami-Dade County FL Facilities Authority Revenue Bonds (University of Miami) Series A (A-/A3)(a)
1,000,000	5.250	04/01/21	1,020,310
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)
500,000	5.000	07/01/24	573,905
Sumter County FL Industrial Development Authority Hospital Revenue Bonds (Refunding) Series B (A-/A3)
2,425,000	5.000	07/01/25	2,766,513
Volusia County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (NR/Aa3)
1,000,000	5.000	08/01/23	1,194,350
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A2)
1,000,000	5.000	07/01/25	1,186,370

			16,609,462

Georgia – 0.1%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (AA-/A3)
75,000	6.100	10/01/19	83,652
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (AA-/Aa2)
55,000	5.500	08/01/23	64,870
Fulton County GA Development Authority Revenue Bonds (Spelman College) Series 2007 (NR/A1)(a)
150,000	5.000	06/01/24	160,085

			308,607

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – 12.2%
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A+/A2)
$ 350,000	5.250%	03/01/33	$370,909
Chicago O’Hare International Airport Revenue Bonds (General Airport Third Lien) Series A (NATL-RE) (AA-/A2)
4,000,000	5.000	01/01/33	4,030,880
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	362,779
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds — Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)
300,000	6.400	12/01/28	340,755
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000	12/15/25	1,294,626
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300	01/01/24	506,890
860,000	4.150	01/01/29	847,943
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
400,000	5.000	02/01/23	467,668
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)
1,200,000	4.200	12/01/25	1,201,764
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A/WR)
3,000,000	5.000	08/01/27	3,168,570
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (AA-/A3)(a)
2,000,000	5.250	12/01/22	2,189,300
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
470,000	4.850	01/01/26	524,177
1,625,000	5.000	01/01/30	1,826,841
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	326,526
405,000	4.000	12/01/18	442,734
420,000	4.250	12/01/19	472,937
440,000	4.500	12/01/20	508,930
Illinois Finance Authority Revenue Bonds (Refunding-Northshore University Health System) Series 2010 (AA/Aa2)
1,000,000	5.000	05/01/29	1,104,250
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)
1,000,000	4.000	11/15/33	986,330
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,351,231

38	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
$1,000,000	5.375%	08/15/26	$1,173,200
Illinois State GO Bonds (A-/Baa1)
3,000,000	4.000	09/01/21	3,150,960
Illinois State GO Bonds Series A (A-/Baa1)
1,000,000	5.000	03/01/28	1,000,390
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,188,850
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,079,370
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(b)
540,000	0.000	04/01/18	513,870
Peoria IL GO Bonds (Refunding) Series B (AA-/Aa3)
1,205,000	5.000	01/01/24	1,427,021
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)
1,000,000	5.000	12/01/26	1,100,980
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	776,760
University of Illinois Board of Trustees Certificates of Participation (Prerefunded-Refunding) Series A(a)
575,000	5.000	10/01/20	622,932
University of Illinois Board of Trustees Certificates of Participation (Unrefunded-Refunding) Series A (AA-/Aa3)
425,000	5.000	10/01/20	459,748

			34,820,121

Indiana – 6.4%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)
1,565,000	4.000	07/15/26	1,706,632
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,753,554
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)
840,000	4.000	07/15/28	897,322
910,000	4.000	07/15/30	956,747
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	259,685
675,000	6.050	02/01/23	765,963

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (BBB+/NR)
$ 540,000	5.000%	02/01/25	$619,169
425,000	5.000	02/01/27	473,820
700,000	5.000	02/01/28	775,103
600,000	5.000	02/01/29	662,112
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
815,000	5.000	02/01/28	932,906
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	565,287
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,202,920
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)
2,245,000	4.000	01/15/26	2,469,814
2,235,000	4.000	01/15/27	2,429,892
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	942,660

			18,413,586

Iowa – 0.6%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A/A2)
1,410,000	5.000	08/15/27	1,592,877

Kentucky – 2.9%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (BBB/Baa2)
1,000,000	5.000	02/01/23	1,102,530
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/Aa3)
1,000,000	5.000	08/01/26	1,178,010
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (A+/Aa3)
2,000,000	4.000	05/01/25	2,218,180
2,000,000	4.000	05/01/26	2,184,880
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)
1,615,000	3.750	06/01/26	1,621,944

			8,305,544

Louisiana – 3.8%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
5,000,000	5.500	10/01/25	5,824,350
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A-/A3)
3,715,000	5.250	10/01/27	4,268,424

The accompanying notes are an integral part of these financial statements.	39

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/Baa1)
$ 800,000	5.000%	05/15/30	$881,528

			10,974,302

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,157,400

Massachusetts – 2.4%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series 2014 (AMT) (AA/NR)
2,550,000	4.000	01/01/27	2,618,850
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,070,000	5.100	01/01/25	1,149,779
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,115,000	4.250	07/01/22	1,166,580
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA-/Aa3)
480,000	2.500	12/01/20	487,339
475,000	2.700	06/01/21	480,406
475,000	3.050	06/01/22	480,652
480,000	3.250	06/01/23	487,094
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
30,000	6.500	07/15/19	33,125

			6,903,825

Michigan – 6.0%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000	05/01/24	873,788
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000	05/01/24	1,411,433
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (AA-/A3)
580,000	5.500	02/01/18	581,862
Grand Valley MI State University Revenue Bonds Series A (A+/A1)
1,595,000	5.000	12/01/28	1,848,669
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,380,000	4.000	11/01/28	1,479,098
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)
750,000	5.000	05/01/26	894,967
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000	08/01/24	1,790,175
1,000,000	5.000	08/01/25	1,177,140

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
$ 690,000	4.500%	10/01/19	$723,210
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	1,018,490
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)
1,000,000	4.000	05/01/24	1,104,060
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)
1,590,000	5.000	05/01/26	1,861,906
Warren Woods MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,480,000	5.000	05/01/24	1,771,516
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000	04/01/25	722,206

			17,258,520

Minnesota – 1.5%
Minneapolis & Saint Paul MN Metropolitan Airports Commission Revenue Bonds (Refunding) Series B (NATL-RE) (AA-/A3)
1,000,000	5.000	01/01/22	1,050,590
Minnesota State Housing Finance Agency Revenue Bonds (Refunding-Residential Housing) Series D (GNMA/FNMA/FHLMC) (AA+/Aa1)
1,515,000	3.000	07/01/25	1,538,119
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
75,000	3.800	07/01/17	76,351
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
500,000	4.000	10/01/21	561,685
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A/A2)
1,000,000	5.000	07/01/28	1,167,500

			4,394,245

Mississippi – 0.0%
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
30,000	2.700	06/01/18	30,760

Missouri – 1.4%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A1)
500,000	5.000	04/01/32	555,125
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,602,138

40	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System) Series 2015 (BBB+/NR)
$1,000,000	5.000%	02/15/29	$1,098,670
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(b)
305,000	0.000	02/01/17	299,946
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project)
500,000	5.000	11/15/17	507,065

			4,062,944

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
85,000	4.350	06/01/16	85,271
90,000	4.350	12/01/16	90,486

			175,757

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008(a)
220,000	6.000	08/15/22	241,006
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A2)
280,000	6.000	08/15/22	305,267

			546,273

Nevada – 1.5%
Clark County NV School District GO Bonds (Building) Series B (AMBAC) (AA-/A1)
2,150,000	5.000	06/15/20	2,291,255
Clark County NV School District GO Bonds (Limited Tax Building) Series C (AA-/A1)
1,100,000	5.000	06/15/25	1,193,247
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA+/Aa1)
800,000	5.000	06/01/22	883,296

			4,367,798

New Hampshire – 1.2%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
2,990,000	5.000	01/01/21	3,374,275

New Jersey – 5.2%
East Orange NJ GO Bonds (Refunding-Water Utilities) Series B (AGM) (AA/A2)
1,500,000	5.000	07/15/24	1,749,330
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150	06/15/25	794,098

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A-/A3)
$1,000,000	5.000%	06/15/21	$1,083,200
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (A-/A3)
1,750,000	5.000	06/15/28	1,818,163
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)(c)
4,700,000	2.035	02/01/18	4,717,531
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)
2,965,000	3.625	12/01/30	2,987,534
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,460,000	4.750	12/01/23	1,565,397
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	107,542

			14,822,795

New York – 1.5%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A1)
125,000	5.500	11/15/18	133,786
Metropolitan Transportation Authority NY Revenue Bonds Series H (AA-/A1)
1,000,000	4.000	11/15/23	1,120,110
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (BBB+/NR)
500,000	5.000	06/01/29	566,615
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800	11/01/37	250,265
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (Refunding-Icahn School Medicine at Mount Sinai) Series A (A-/A3)
1,000,000	5.000	07/01/27	1,155,690
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)
1,000,000	5.000	10/01/20	1,079,380

			4,305,846

North Carolina – 1.1%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)
1,190,000	5.000	06/01/22	1,355,374
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000	06/01/20	201,836
420,000	3.000	06/01/21	441,370
330,000	4.000	06/01/22	363,835
350,000	4.000	06/01/23	385,259
480,000	4.000	06/01/25	517,022

			3,264,696

The accompanying notes are an integral part of these financial statements.	41

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – 3.4%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
$ 660,000	3.000%	12/01/19	$678,348
Akron OH GO Bonds (Refunding) (AA-/NR)
545,000	5.000	12/01/26	647,215
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (A-/A3)
1,000,000	5.000	05/01/27	1,159,650
1,000,000	5.000	05/01/28	1,149,870
750,000	5.000	05/01/29	855,802
Sylvania OH City School District GO Bonds Series 2015 (Refunding) (AA/A1)
3,000,000	4.000	12/01/26	3,284,640
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)
1,690,000	5.000	11/15/27	1,992,916

			9,768,441

Oklahoma – 0.4%
University of Oklahoma Revenue Bonds (General) Series C (A+/NR)
1,000,000	4.000	07/01/40	1,012,770

Oregon – 0.2%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	616,939

Pennsylvania – 6.0%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000	07/01/25	578,750
450,000	5.000	07/01/26	516,420
490,000	5.000	07/01/27	557,958
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000	10/01/19	1,109,491
1,250,000	5.250	10/01/31	1,332,725
East Stroudsburg PA Area School District GO Bonds (AGM) (NR/Aa3)
2,200,000	5.000	09/01/22	2,375,846
Lancaster PA GO Bonds Series 2007 (AMBAC) (NR/A1)
2,000,000	5.000	11/01/19	2,123,080
Pennsylvania State GO Bonds Second Series (AGC) (AA/Aa3)
1,000,000	4.500	03/01/26	1,044,050
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NATL-RE) (AA-/A3)
1,250,000	5.000	05/01/27	1,337,575
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	839,464
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A/A1)
500,000	5.000	12/01/26	590,680

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)
$1,065,000	5.000%	05/01/29	$1,222,727
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000	11/01/24	1,163,450
2,205,000	4.000	11/01/29	2,272,848

			17,065,064

Rhode Island – 1.9%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	278,044
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,186,098
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000	06/01/21	1,093,137
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,495,157
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
430,000	3.500	04/01/22	457,219

			5,509,655

South Carolina – 3.6%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
1,000,000	5.000	12/01/22	1,045,970
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000	12/01/24	1,182,240
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)
2,925,000	5.000	12/01/25	3,476,158
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (ETM) (AA/Aa2)
175,000	5.500	12/01/15	175,721
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)
1,000,000	5.000	12/01/26	1,161,740
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)
2,550,000	5.000	12/01/27	2,985,565
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA/A2)
255,000	5.500	12/01/15	256,030

			10,283,424

42	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – 0.4%
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)
$1,000,000	5.000%	07/01/25	$1,155,660

Tennessee – 0.5%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
850,000	3.500	07/01/27	873,468
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)
500,000	4.050	01/01/38	505,325

			1,378,793

Texas – 7.9%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000	08/15/25	870,225
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A+/NR)
220,000	5.000	08/01/22	227,150
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)
930,000	5.000	09/01/27	1,091,550
980,000	5.000	09/01/28	1,142,043
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)
2,630,000	4.000	08/15/24	2,830,011
Harris County TX Improvement District No. 18 Series 2014 (AGM) (AA/A1)
1,340,000	5.000	09/01/22	1,593,354
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	255,692
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	370,440
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)
1,000,000	4.000	08/15/26	1,101,740
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding)(a)
5,000	5.625	05/15/39	5,794
Mansfield TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
2,460,000	4.000	02/15/29	2,687,083
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)
1,025,000	5.000	08/15/27	1,182,173
North TX Tollway Authority Revenue Bonds (Prerefunded-Refunding System) (First Tier) Series A (AGC-ICC) (AA/NR)(a)
295,000	5.750	01/01/40	327,055

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
North TX Tollway Authority Revenue Bonds (Unrefunded-Refunding System) (First Tier) Series A (AGC-ICC) (AA/NR)
$ 305,000	5.750%	01/01/40	$331,944
Odessa TX GO Bonds (Refunding) Series 2015 (AA/Aa2)
1,000,000	5.000	03/01/27	1,181,870
Texas State GO Bonds (AMT) Series 2014 (AAA/Aaa)
2,635,000	6.000	08/01/21	3,263,632
Wichita Falls TX Water & Sewer System Revenue Bonds (Refunding-Priority Lien) Series 2008 (NATL) (A/A3)
4,055,000	4.500	08/01/26	4,160,187

			22,621,943

Vermont – 0.6%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,149,320
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	445,301

			1,594,621

Virginia – 1.2%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
2,500,000	5.000	10/01/23	3,041,950
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)
285,000	5.250	07/15/17	299,789
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
155,000	5.250	07/15/17	162,390

			3,504,129

Washington – 3.8%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)
1,620,000	5.000	12/01/26	1,952,813
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)
250,000	4.000	01/01/40	253,632
Port of Seattle WA Revenue Bonds (Refunding-Intermediate Lien) Series 2006 (XLCA) (A+/A1)
1,400,000	5.000	02/01/26	1,414,840
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	160,000
Skagit County Public Hospital District No. 1 GO Bonds (Refunding-Skagit Regional Health) (NR/A1)
2,000,000	5.000	12/01/23	2,408,920
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	612,226

The accompanying notes are an integral part of these financial statements.	43

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A/A2)
$ 500,000	6.000%	10/01/23	$569,315
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
1,495,000	5.000	08/15/27	1,764,818
Washington State Housing Finance Commission Revenue Bonds (Single Family Program) Series 1N (Non-AMT) (NR/Aaa)
925,000	3.500	12/01/23	965,052
860,000	3.700	06/01/24	900,506

			11,002,122

Wisconsin – 0.9%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A2)
350,000	5.000	12/01/15	351,253
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)
1,000,000	5.000	08/15/21	1,105,330
Wisconsin State Housing & Economic Development Authority Home Ownership Revenue Bonds (Refunding) Series B (AA/Aa2)
1,000,000	3.250	09/01/26	1,009,610

			2,466,193

Wyoming – 0.5%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
290,000	2.000	05/01/16	292,262
295,000	2.000	05/01/17	300,770
305,000	3.000	05/01/18	312,451
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
450,000	2.250	12/01/16	453,488
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
195,000	4.300	12/01/15	195,314

			1,554,285

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $270,728,481)			$278,641,256

Shares	Description		Value
Investment Company – 2.0%
T. Rowe Price Tax-Free High Yield Fund
493,274			$5,865,022
(Cost $5,500,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 1.3%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co.
$3,716,000	0.000%	11/02/15	$3,716,000
Maturity Value: $3,716,000
(Cost $3,716,000)

TOTAL INVESTMENTS – 100.6%
(Cost $279,944,481)			$288,222,278

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(1,816,717)

NET ASSETS – 100.0%			$286,405,561

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2015.
(d)	Repurchase agreement was entered into on October 31, 2015. This agreement was fully collateralized by $3,480,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $3,793,367.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

44	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

PORTFOLIO COMPOSITION

	AS OF 10/31/15	AS OF 10/31/14

General Obligation	24.2%	17.6%
Education	16.1	18.2
Lease	14.9	8.7
Hospital	12.7	11.1
General	6.7	8.8
Transportation	6.5	11.4
Student	4.9	6.8
Single Family Housing	4.3	6.1
Water/Sewer	2.3	2.5
Investment Company	2.0	2.2
Multi Family Housing	1.4	1.3
Prerefunded/Escrow to Maturity	1.4	0.9
Power	1.1	3.1
Not For Profit	0.8	0.0
Short-term Investment	1.3	0.1

TOTAL INVESTMENTS	100.6%	98.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	45

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2015 (Unaudited)

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2014 - October 31, 2015	Fund Total Return(a)	Index Total Return(c)	Index
Missouri Tax-Free Intermediate Bond Fund	2.48%	2.64%	Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2015(b)

Standardized Average Annual Total Return through September 30, 2015(b)	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	2.84%	3.11%	3.76%	4.36%
Barclays 3-15 Year Blend Municipal Bond Index (as of March 1, 1995)(c)	2.80%	3.76%	4.59%	5.32%

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $1,000 Investment, with distributions reinvested, from November 1, 2005 through October 31, 2015.

Average Annual Total Return through October 31, 2015	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	2.48%	3.19%	3.83%	4.35%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Missouri Tax-Free Intermediate Bond Fund	0.69%	0.69%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses. Inception date of the Index return is March 1, 1995 as daily value was unavailable at February 21, 1995, the Fund’s inception date.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2015) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2016. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.3%
Arizona – 0.8%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,123,360
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,354,409

			2,477,769

California(a) – 0.9%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
2,000,000	0.000	07/01/27	1,346,900
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (AA-/A3)
2,400,000	0.000	08/01/29	1,366,656

			2,713,556

Colorado – 0.1%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
385,000	4.350	11/01/19	398,872

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,138,190

Hawaii(b) – 1.1%
Honolulu City & County GO Bonds Series A (NR/Aa1)
3,000,000	5.250	04/01/19	3,439,230

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
70,000	5.250	07/01/29	73,420

Illinois – 1.5%
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,116,720
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)
2,000,000	4.125	02/01/30	2,125,560
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)(a)
1,500,000	0.000	11/01/19	1,395,900

			4,638,180

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	557,315

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa – 0.5%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
$1,245,000	5.250%	01/01/30	$1,404,397

Louisiana – 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,656,714
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
7,000,000	5.500	10/01/25	8,154,090

			9,810,804

Missouri – 82.8%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	205,070
230,000	3.000	11/01/18	237,528
210,000	3.000	11/01/19	216,686
225,000	3.625	11/01/22	232,056
470,000	3.700	11/01/23	483,146
225,000	3.800	11/01/24	235,501
480,000	3.875	11/01/25	501,312
250,000	4.000	11/01/26	262,070
Belton MO Certificates of Participation (A+/NR)
500,000	5.125	03/01/25	542,930
500,000	5.250	03/01/29	542,555
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	159,921
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
1,000,000	5.000	10/01/33	1,139,310
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,320,540
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,619,921
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
400,000	4.000	08/01/18	421,560
500,000	4.000	08/01/19	532,885
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,110,840
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
750,000	5.000	06/01/26	861,060
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,015,850

The accompanying notes are an integral part of these financial statements.	47

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
$ 600,000	5.000%	02/15/22	$704,178
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,400,461
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	882,430
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)(b)
660,000	4.300	12/01/15	662,072
1,400,000	4.500	12/01/15	1,404,606
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)
500,000	4.000	10/01/42	500,995
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	988,920
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,571,778
1,215,000	5.000	12/01/25	1,477,987
Gladstone MO Certificates of Participation Series A (XLCA) (NR/Aa3)(b)
475,000	5.000	06/01/16	488,010
Grain Valley MO Certificates of Participation (Refunding)
200,000	5.000	09/01/20	203,936
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)
1,000,000	5.000	12/30/26	1,176,930
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A1)
4,280,000	5.000	04/01/32	4,751,870
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)
500,000	5.625	03/01/25	567,060
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BBB-/NR)
500,000	5.924	10/01/30	513,300
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AA/WR)
250,000	4.600	06/01/29	250,140
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,587,570
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/A3)
1,250,000	5.000	03/01/22	1,267,575

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)(b)
$1,085,000	4.500%	12/01/16	$1,133,033
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	523,370
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	547,300
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (NR/Aa3)(b)
1,360,000	5.000	12/01/16	1,427,483
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)
4,000,000	3.000	12/01/16	4,110,120
1,000,000	5.000	12/01/25	1,200,940
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	949,630
595,000	4.250	12/01/23	657,659
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	968,814
920,000	3.850	12/01/20	1,022,884
500,000	4.350	12/01/23	559,905
820,000	4.500	12/01/24	923,213
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	306,527
435,000	4.000	12/01/21	459,608
425,000	4.000	12/01/22	448,864
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
1,000,000	5.500	02/15/31	1,090,070
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (BBB+/NR)
1,895,000	5.000	02/15/27	2,117,928
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,203,270
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
1,905,000	4.500	12/01/26	2,030,197
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,499,534
Kansas City MO Land Clearance Redevelopment Authority Revenue Bonds (Refunding & Improvement) (Municipal Auditorium-Garage) Series E (XLCA) (AA-/A1)
800,000	5.000	12/01/15	802,848

48	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)(b)
$1,075,000	5.000%	07/01/16	$1,108,712
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,104,030
1,575,000	5.500	04/01/23	1,737,256
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
135,000	6.431	04/01/18	143,447
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	4,297,786
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	569,920
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	526,110
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,124,734
1,700,000	5.000	02/15/21	1,980,279
Ladue MO School District GO Bonds (Prerefunded-Refunding & Improvement)
275,000	5.000	03/01/20	290,304
305,000	5.000	03/01/22	321,973
280,000	5.000	03/01/23	295,582
Ladue MO School District GO Bonds (Unrefunded-Refunding & Improvement) (AAA/NR)
225,000	5.000	03/01/20	238,786
240,000	5.000	03/01/22	254,539
220,000	5.000	03/01/23	233,147
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,155,580
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)
3,115,000	5.000	01/01/31	3,500,388
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Prairie State Project) Series A (NR/A2)
1,000,000	5.000	06/01/17	1,067,390
1,500,000	5.000	12/01/17	1,629,060
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)
400,000	4.000	04/01/28	424,112
425,000	5.000	04/01/31	477,636
475,000	5.000	04/01/32	532,352
500,000	5.000	04/01/33	558,510
500,000	5.000	04/01/34	556,970

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)
$830,000	5.250%	03/01/21	$876,870
700,000	5.250	03/01/22	739,431
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)
2,450,000	5.000	10/01/21	2,875,834
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,865,186
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)
800,000	4.000	04/01/28	873,344
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,059,960
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(c)
1,205,000	0.010	12/01/20	1,205,000
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000	01/01/20	781,415
595,000	5.000	01/01/30	684,512
775,000	5.000	01/01/31	886,941
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	456,088
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,150,111
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
380,000	5.125	01/01/18	381,098
5,000	5.000	01/01/22	5,013
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	531,007
525,000	4.000	10/01/18	564,076
545,000	4.000	10/01/19	589,407
400,000	3.500	10/01/21	420,488
1,850,000	5.250	10/01/41	1,998,832
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)
1,440,000	4.500	06/01/28	1,539,014

The accompanying notes are an integral part of these financial statements.	49

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
$1,000,000	5.125%	11/01/31	$1,114,430
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A/NR)
2,400,000	5.000	10/01/26	2,794,368
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000	02/15/37	2,150,220
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A(b)
1,880,000	5.125	11/15/18	2,112,124
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)
2,270,000	5.000	12/01/25	2,633,745
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)
470,000	5.125	11/15/23	522,955
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000	01/01/17	1,052,740
1,000,000	5.000	01/01/18	1,091,260
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,118,080
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,310,520
2,000,000	5.000	04/01/25	2,292,820
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,192,880
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)
1,000,000	5.000	06/01/21	1,156,580
1,000,000	4.500	06/01/25	1,100,940
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)
500,000	5.000	05/01/30	540,660
1,410,000	5.000	05/01/40	1,477,130
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) Series A (NR/A1)(c)
535,000	0.010	10/01/16	535,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
$1,000,000	5.000%	11/15/19	$1,136,810
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (JP Morgan Chase Bank NA) (AAA/Aaa)(c)
500,000	0.010	03/01/40	500,000
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (U.S. Bank NA SPA) (NR/A1)(c)
2,395,000	0.010	07/01/32	2,395,000
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)(b)
1,165,000	5.250	05/01/17	1,247,132
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)
610,000	5.250	07/01/42	635,846
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)
500,000	4.375	07/01/30	520,105
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)
2,645,000	3.550	11/01/30	2,666,239
2,500,000	3.950	11/01/40	2,513,425
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
387,000	3.950	05/01/21	396,187
465,000	3.950	11/01/21	476,039
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
280,000	3.600	11/01/23	293,950
425,000	3.750	05/01/24	448,078
355,000	3.800	05/01/25	371,664
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000	04/01/19	1,280,308
2,835,000	4.000	04/01/26	3,043,571
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)(b)
3,425,000	4.000	03/01/17	3,583,098
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	283,267
280,000	3.000	04/01/19	290,304
265,000	3.250	04/01/20	274,262
275,000	4.000	04/01/21	295,100
315,000	4.000	04/01/22	337,699

50	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR) – (continued)
$ 385,000	4.500%	04/01/27	$413,525
405,000	4.500	04/01/28	433,901
425,000	4.625	04/01/29	455,473
445,000	4.750	04/01/30	480,231
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
520,000	3.000	09/01/17	541,939
540,000	3.000	09/01/18	567,378
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,533,941
2,750,000	4.000	06/01/26	2,924,762
2,925,000	4.000	06/01/27	3,085,787
1,000,000	4.000	06/01/28	1,050,110
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.250	11/01/18	1,121,800
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,229,852
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)
1,000,000	6.400	03/01/30	1,125,960
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000	03/01/19	1,675,320
Ozark MO Certificates of Participation Series 2014 (A+/NR)
500,000	5.000	09/01/44	536,060
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	465,326
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)
1,000,000	4.000	03/01/30	1,055,850
1,000,000	4.000	03/01/34	1,032,680
1,500,000	4.000	03/01/35	1,543,140
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	472,802
850,000	5.000	12/01/20	923,499
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)
1,000,000	4.000	04/01/23	1,108,290
550,000	4.000	04/01/28	578,886
800,000	4.000	04/01/29	833,968
1,475,000	4.000	04/01/30	1,531,566
Republic MO Special Obligation Revenue Bonds (A/NR)
150,000	2.650	05/01/16	151,686
330,000	2.500	08/01/16	335,102
125,000	3.000	05/01/17	129,335

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Republic MO Special Obligation Revenue Bonds (A/NR) – (continued)
$ 345,000	3.000%	08/01/17	$358,527
150,000	3.150	05/01/18	153,915
360,000	3.000	08/01/18	368,096
150,000	3.300	05/01/19	154,716
250,000	3.500	05/01/20	257,838
300,000	3.750	05/01/21	316,371
325,000	3.875	05/01/22	343,155
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,763,716
Rolla MO Certificates of Participation Series B (A+/NR)
225,000	3.150	07/01/27	221,749
410,000	3.450	07/01/32	399,320
Saint Charles MO GO Bonds (Neighborhood Improvement District -Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	1,035,642
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	649,341
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NATL-RE) (AA-/A3)
2,135,000	5.500	07/01/28	2,600,366
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,302,220
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,430,962
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,902,134
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	597,818
575,000	6.850	03/01/29	634,259
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	411,680
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/Aa3)
1,000,000	5.000	12/01/18	1,003,670
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	203,940
530,000	4.500	11/01/19	568,563
610,000	4.500	11/01/20	654,255
645,000	4.750	11/01/21	694,839
685,000	4.750	11/01/22	737,793

The accompanying notes are an integral part of these financial statements.	51

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
$ 385,000	4.750%	11/01/21	$414,749
405,000	4.750	11/01/22	436,213
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,525,996
1,340,000	5.000	04/01/23	1,601,997
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,120,287
100,000	5.200	12/01/31	100,337
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	652,223
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,272,237
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	1,024,030
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)
1,085,000	5.000	04/01/26	1,284,163
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project)
490,000	5.000	11/15/15	490,255
515,000	5.000	11/15/16	522,380
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
1,855,000	4.000	04/01/25	2,048,681
1,930,000	4.000	04/01/26	2,096,057
2,010,000	4.000	04/01/27	2,157,795
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	428,404
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)
1,000,000	4.000	03/01/32	1,082,480
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000	08/15/20	1,013,556
St. Louis County MO Special Obligation Revenue Bonds Series 2009 (AA/Aa2)
1,500,000	3.000	05/15/17	1,557,570
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)
1,735,000	4.000	04/01/26	1,865,819
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000	07/01/23	1,451,597

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)
$2,000,000	5.000%	07/01/24	$2,123,360
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	101,567
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000	04/01/21	790,620
800,000	3.000	04/01/22	840,496
800,000	3.000	04/01/23	833,664
St. Louis MO Parking Revenue Bonds Series A (NATL-RE) (AA-/A3)
1,275,000	5.000	12/15/22	1,335,715
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,688,897
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)
695,000	3.250	05/01/21	732,447
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)(b)
1,095,000	4.500	04/01/17	1,114,568
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000	06/01/21	842,831
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A+/NR)
300,000	2.750	03/01/17	308,901
345,000	3.000	03/01/18	363,513
360,000	3.000	03/01/18	379,318
385,000	3.150	03/01/18	406,987
700,000	3.300	03/01/18	742,399
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000	08/01/25	1,290,477
1,000,000	4.000	08/01/26	1,094,510
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000	04/01/17	351,621
560,000	3.000	04/01/18	582,092
1,270,000	3.250	04/01/21	1,313,967
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000	04/01/24	675,763
990,000	4.000	04/01/25	1,094,059
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A-/NR)(b)
625,000	6.625	06/01/17	684,456

			256,762,630

52	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Hampshire – 1.1%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
$1,340,000	4.000%	10/01/22	$1,497,423
1,750,000	4.000	10/01/33	1,765,733

			3,263,156

New Jersey(c) – 1.9%
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)
6,000,000	2.035	02/01/18	6,022,380

Pennsylvania – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,073,140

Virginia – 1.5%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
3,900,000	5.000	10/01/23	4,745,442

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $286,389,486)			$298,518,481

Shares	Description		Value
Investment Company – 2.4%
T. Rowe Price Tax-Free High Yield Fund
627,803			$7,464,574
(Cost $7,000,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co.
$1,660,000	0.000%	11/02/15	$1,660,000
Maturity Value: $1,660,000
(Cost $1,660,000)

TOTAL INVESTMENTS – 99.2%
(Cost $295,049,486)			$307,643,055

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			2,505,825

NET ASSETS – 100.0%			$310,148,880

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at October 31, 2015.

(d)	Repurchase agreement was entered into on October 30, 2015. This agreement was fully collateralized by $1,555,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $1,695,025.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NATL-RE	—Insuredby National Reinsurance Corp.
NR	—Not Rated
Radian	—Insuredby Radian Asset Assurance
SPA	—Stand-byPurchase Agreement
VA	—VeteransAdministration
WR	—WithdrawnRating
XLCA	—Insuredby XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.	53

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2015

PORTFOLIO COMPOSITION

	AS OF 10/31/15	AS OF 10/31/14

Lease	21.6%	19.0%
General Obligation	16.8	19.6
Education	12.6	16.8
Hospital	12.2	16.9
General	11.8	13.1
Prerefunded/Escrow to Maturity	6.9	2.8
Water/Sewer	4.6	2.3
Transportation	3.1	3.3
Single Family Housing	2.5	1.1
Investment Company	2.4	2.4
Power	2.0	1.2
Crossover	1.1	1.2
Not For Profit	0.7	0.0
Multi Family Housing	0.4	0.4
Short-term Investment	0.5	0.0

TOTAL INVESTMENTS	99.2%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

54	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2015 (Unaudited)

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2014 - October 31, 2015	Fund Total Return(a)	Index Total Return(c)	Index
Kansas Tax-Free Intermediate Bond Fund	2.57%	2.64%	Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2015(b)

Standardized Average Annual Total Return through September 30, 2015(b)	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	2.90%	3.35%	3.86%	4.19%
Barclays 3-15 Year Blend Municipal Bond Index (as of December 26, 2000)(c)	2.80%	3.76%	4.59%	4.84%

Kansas Tax-Free Intermediate Bond Fund Lifetime Performance

Performance of a $1,000 Investment, with distributions reinvested, from November 1, 2005 through October 31, 2015.

Average Annual Total Return through October 31, 2015	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	2.57%	3.43%	3.95%	4.18%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Kansas Tax-Free Intermediate Bond Fund	0.72%	0.89%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before waivers fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2015) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2016. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.3%
Arizona – 0.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$505,512

California(a) – 1.9%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
670,000	0.000	07/01/27	451,212
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,808,875

			2,260,087

Illinois(a) – 0.4%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)
500,000	0.000	11/01/19	465,300

Kansas – 87.0%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,238,425
1,140,000	5.000	12/01/28	1,289,773
1,195,000	5.000	12/01/29	1,335,807
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)
800,000	4.000	10/01/27	859,592
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000	09/01/23	1,072,368
Burlington KS Environment Improvement Revenue Bonds (Refunding-Kansas City Power & Light) Series A (AAA/Aa1)(b)
1,700,000	0.010	09/01/35	1,700,000
Burlington KS Environment Improvement Revenue Bonds (Variable-Refunding-Kansas City Power & Light) Series B (AAA/Aa1)(b)
2,500,000	0.010	09/01/35	2,500,000
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (AA-/A2)
190,000	4.850	06/01/31	193,397

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
$ 500,000	5.000%	09/01/18	$555,120
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,137,530
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)
595,000	4.150	12/01/27	635,900
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)
1,000,000	4.000	11/15/16	1,036,560
2,000,000	5.000	11/15/29	2,222,360
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	245,044
500,000	3.000	10/01/18	518,220
655,000	4.000	10/01/19	707,596
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)
1,115,000	3.000	08/01/18	1,137,244
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
1,145,000	4.000	09/01/26	1,217,753
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A-/NR)
235,000	4.000	09/01/18	248,374
Dodge City KS Industrial Revenue Bonds (Dodge City Community College Activity Center) Series 2014 (A+/NR)
735,000	2.000	07/15/17	751,339
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	1,994,304
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)
1,720,000	5.000	09/01/32	1,968,248
750,000	5.000	09/01/40	830,317
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000	09/01/17	562,942

56	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) (NR/Aa3)
$1,000,000	3.000%	09/01/18	$1,057,290
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,098,820
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	814,920
500,000	4.000	09/01/20	559,450
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)
945,000	4.000	10/01/23	1,034,340
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000	10/01/22	2,864,947
Johnson County KS Unified School District No. 231 GO Bonds (Prerefunded-Refunding & Improvement) Series B (AMBAC)(c)
650,000	5.000	10/01/16	677,814
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/A3)
500,000	6.000	10/01/16	525,925
Johnson County KS Unified School District No. 231 GO Bonds (Unrefunded) (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
275,000	5.000	10/01/22	287,023
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)
500,000	5.000	09/01/27	586,280
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)
1,000,000	4.000	10/01/35	1,074,490
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)
825,000	5.500	09/01/36	966,166
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000	09/01/18	612,046
600,000	5.000	09/01/33	677,004
600,000	5.000	09/01/34	672,870

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
$ 525,000	3.000%	06/01/23	$536,960
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)
1,000,000	5.000	06/01/24	1,167,270
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000	12/01/19	550,785
Kansas State Department of Transportation Revenue Bonds Series C-2 (NR/Aa2)(b)
3,000,000	0.020	09/01/22	3,000,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,755,950
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	816,690
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa2)
1,000,000	5.500	11/15/23	1,171,710
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa2)
800,000	5.000	11/15/24	866,184
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	513,080
1,425,000	5.250	07/01/31	1,465,099
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA-/A3)
2,000,000	3.500	06/01/23	2,073,860
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,108,650
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA-/Aa3)
500,000	5.000	11/01/16	523,150
1,500,000	5.000	11/01/20	1,727,850
2,000,000	5.000	11/01/27	2,291,140

The accompanying notes are an integral part of these financial statements.	57

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (AA-/Aa3)
$ 700,000	5.000%		11/01/22	$814,842
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA-/Aa3)(c)
1,000,000	5.250		11/01/17	1,088,790
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA-/Aa3)
3,340,000	5.250		01/01/25	3,809,671
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500		05/01/17	300,866
Kansas State Development Finance Authority Revenue Bonds Series G (AA-/Aa3)
1,000,000	5.000		04/01/30	1,142,650
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)(c)
1,455,000	5.250		09/01/19	1,688,251
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(c)
1,415,000	5.250		09/01/19	1,633,193
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)
500,000	4.000		09/01/26	539,280
Lyons KS Public Building Commission Revenue Bonds (A+/NR)
315,000	5.000		10/01/23	349,968
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (AA-/A3)
365,000	5.000	(c)	09/01/16	379,341
1,285,000	5.000		09/01/17	1,332,648
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125		09/01/21	1,288,437
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000		09/01/19	1,151,780

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
$ 300,000	5.000%	12/01/19	$334,923
400,000	5.000	12/01/20	451,448
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	533,070
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000	09/01/26	2,084,130
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/18	1,114,930
Sedgwick County KS Unified School District No. 261 GO Bonds (Prerefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(c)
1,475,000	5.000	11/01/17	1,597,159
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)
25,000	5.000	11/01/32	26,890
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)
800,000	4.000	09/01/25	891,128
1,500,000	4.000	09/01/26	1,648,455
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
395,000	5.250	12/01/38	396,023
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)
1,000,000	5.000	09/01/23	1,193,290
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa3)
845,000	3.000	09/01/20	902,147

58	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
$ 200,000	3.750%	09/01/18	$213,892
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa3)
485,000	4.000	09/01/30	517,471
1,000,000	4.000	09/01/31	1,061,750
1,065,000	5.000	09/01/32	1,237,168
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa2)
435,000	3.000	09/01/22	467,799
450,000	3.000	09/01/23	480,416
490,000	3.000	09/01/25	513,834
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)
2,000,000	0.000	09/01/23	1,677,500
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA-/A3)
35,000	5.000	06/01/16	35,917
1,000,000	5.000	06/01/23	1,119,000
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA-/A3)
300,000	5.000	06/01/23	335,700
475,000	5.000	06/01/24	531,397
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Refunding & Improvement) (Kansas University Health System) (A+/NR)
530,000	5.000	09/01/29	615,192
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	463,841
460,000	3.000	07/01/22	494,187
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	699,828
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)
415,000	4.000	10/01/26	460,231

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
$1,000,000	5.000%	09/01/24	$1,122,090
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,583,238
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,631,476
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
300,000	5.000	12/01/16	314,454
400,000	5.000	12/01/17	432,860
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	476,517

			102,215,044

Louisiana – 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
2,000,000	5.500	10/01/25	2,329,740

Maryland – 0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
945,000	2.500	06/01/25	891,551

Massachusetts – 0.2%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
260,000	5.300	01/01/30	278,502

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	649,250

The accompanying notes are an integral part of these financial statements.	59

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – 1.3%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
$ 500,000	5.000%	12/01/28	$521,715
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)(c)
1,000,000	5.000	10/01/16	1,043,260

			1,564,975

Washington – 0.7%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	862,567

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $106,864,859)			$112,022,528

Shares	Description		Value
Investment Company – 2.4%
T. Rowe Price Tax-Free High Yield Fund
233,184			$2,772,556
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co.
$1,705,000	0.000%	11/02/15	$1,705,000
Maturity Value: $1,705,000
(Cost $1,705,000)

TOTAL INVESTMENTS – 99.1%
(Cost $111,169,859)			$116,500,084

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			1,037,128

NET ASSETS – 100.0%			$117,537,212

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at October 31, 2015.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on October 30, 2015. This agreement was fully collateralized by $1,600,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $1,744,077.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

60	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

PORTFOLIO COMPOSITION

	AS OF 10/31/15	AS OF 10/31/14

General Obligation	31.2%	32.2%
Hospital	18.5	19.1
Lease	12.2	15.1
General	8.1	5.1
Prerefunded/Escrow to Maturity	7.2	6.5
Power	5.4	4.4
Education	4.9	5.5
Transportation	3.3	5.8
Water/Sewer	2.9	2.8
Investment Company	2.4	2.6
Crossover	1.1	0.0
Single Family Housing	0.3	0.4
Student	0.2	0.3
Short-term Investment	1.4	0.6

TOTAL INVESTMENTS	99.1%	100.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2015

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $58,933,929, $180,933,565, $54,585,253, $947,606,955, $101,701,720, $279,944,481, $295,049,486 and $111,169,859, respectively)	$74,724,917	$199,396,340	$67,485,644
Cash	101	188	619
Receivables:
Interest and dividends	44,801	486,275	17,050
Fund shares sold	827,008	305,103	33,351
Investments sold	—	—	—
Reimbursement from adviser	—	8,623	—
Other	447	7,347	1,455
Total Assets	75,597,274	200,203,876	67,538,119

Liabilities:
Payables:
Investments purchased	—	—	—
Dividends	—	—	—
Fund shares redeemed	41,798	224,779	—
Advisory fees	24,626	49,696	27,957
Deferred trustee fees	36,027	31,986	18,238
Administrative fees	9,235	24,848	8,387
Accrued expenses	39,022	76,703	32,642
Total Liabilities	150,708	408,012	87,224

Net Assets:
Paid-in capital	51,807,082	161,090,728	49,215,876
Undistributed (distribution in excess of) net investment income	532,178	389,645	247,868
Accumulated net realized gain (loss)	7,316,318	19,852,716	5,086,760
Net unrealized gain on investments	15,790,988	18,462,775	12,900,391
Net Assets	$75,446,566	$199,795,864	$67,450,895

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	2,562,589	6,313,643	1,868,267
Net asset value (net assets/shares outstanding)	$29.44	$31.65	$36.10

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$977,733,942	$103,675,410	$288,222,278	$307,643,055	$116,500,084
989	597	886	817	925

7,806,979	393,308	3,379,729	2,833,091	1,248,323
2,335,840	111,717	426,025	696,995	176,912
—	—	665,090	—	—
—	—	—	—	14,322
23,807	4,073	5,813	5,945	2,102
987,901,557	104,185,105	292,699,821	311,179,903	117,942,668

3,522,460	—	5,564,648	—	—
1,975,792	54,082	504,863	539,845	179,495
193,094	2,366	4,186	238,941	102,891
318,580	45,009	90,327	95,500	47,543
183,109	37,094	54,591	65,979	23,786
124,902	13,208	36,360	39,464	14,916
136,635	36,195	39,285	51,294	36,825
6,454,572	187,954	6,294,260	1,031,023	405,456

957,485,435	107,002,003	278,219,672	303,458,846	113,154,826
(7,020,363)	(515,586)	364,136	92,964	28,013
854,926	(4,462,956)	(456,044)	(5,996,499)	(975,852)
30,126,987	1,973,690	8,277,797	12,593,569	5,330,225
$981,446,985	$103,997,151	$286,405,561	$310,148,880	$117,537,212

49,160,415	5,967,834	14,658,520	15,876,611	6,038,622
$19.96	$17.43	$19.54	$19.53	$19.46

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2015

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$—	$—	$—
Dividends	1,340,598	7,518,648	977,162
Total Investment Income	1,340,598	7,518,648	977,162

Expenses:
Advisory fees	463,055	663,927	421,600
Administration fees	110,411	331,963	99,228
Custody and accounting fees	50,354	51,991	50,681
Transfer Agent fees	40,620	167,418	31,891
Professional fees	29,940	43,598	26,721
Registration fees	21,884	41,710	21,053
Shareowner servicing fees	15,739	252,293	8,063
Printing and mailing fees	6,031	20,244	3,985
Trustee fees	4,035	12,064	3,457
Other	20,293	36,417	17,654
Total Expenses	762,362	1,621,625	684,333
Less — expense reductions	—	(72,463)	—
Net Expenses	762,362	1,549,162	684,333
Net Investment Income	578,236	5,969,486	292,829

Realized and unrealized gain (loss)
Net realized gain	7,410,719	20,591,339	5,079,599
Net change in unrealized gain (loss)	(1,847,554)	(20,330,434)	(888,600)
Net realized and unrealized gain (loss)	5,563,165	260,905	4,190,999
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,141,401	$6,230,391	$4,483,828

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$36,581,590	$2,164,879	$7,469,813	$9,165,154	$3,115,901
232,944	—	236,074	300,458	111,599
36,814,534	2,164,879	7,705,887	9,465,612	3,227,500

3,688,950	607,160	1,040,138	1,119,891	538,832
1,433,370	196,381	414,082	461,934	166,642
182,878	63,862	88,433	93,492	58,332
116,292	27,252	31,541	40,460	25,661
145,199	34,639	56,299	71,008	41,724
43,566	21,799	18,483	15,594	22,323
674,297	99,960	39,127	116,582	35,132
57,122	3,731	17,776	19,669	7,275
49,476	6,341	14,031	15,975	5,618
82,352	19,411	33,483	37,586	21,171
6,473,502	1,080,536	1,753,393	1,992,191	922,710
—	(190,274)	—	—	(145,047)
6,473,502	890,262	1,753,393	1,992,191	777,663
30,341,032	1,274,617	5,952,494	7,473,421	2,449,837

2,049,809	323,723	1,745,293	432,873	77,899
(19,134,239)	(608,176)	(473,529)	(374,408)	355,292
(17,084,430)	(284,453)	1,271,764	58,465	433,191
$13,256,602	$990,164	$7,224,258	$7,531,886	$2,883,028

The accompanying notes are an integral part of these financial statements.	65

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2014
From Operations:
Net investment income	$578,236	$623,664	$5,969,486	$4,858,026
Net realized gain (loss)	7,410,719	16,958,856	20,591,339	6,770,659
Net change in unrealized gain	(1,847,554)	(2,406,226)	(20,330,434)	10,073,806
Net increase in net assets resulting from operations	6,141,401	15,176,294	6,230,391	21,702,491

Distributions to Shareholders:
From net investment income	(635,572)	(614,637)	(5,873,184)	(4,888,623)
From net realized gains	(16,926,544)	(13,379,736)	(6,705,421)	(123,948)
Total distributions to shareholders	(17,562,116)	(13,994,373)	(12,578,605)	(5,012,571)

From Share Transactions:
Proceeds from sales of shares	16,955,282	10,565,007	37,673,012	100,718,728
Proceeds received in connection with in-kind sale	—	—	—	—
Reinvestment of distributions	6,345,334	7,605,254	6,917,756	2,273,146
Cost of shares redeemed	(11,930,692)	(47,291,295)	(75,771,897)	(41,098,115)
Net increase (decrease) in net assets resulting from share transactions	11,369,924	(29,121,034)	(31,181,129)	61,893,759
TOTAL INCREASE (DECREASE)	(50,791)	(27,939,113)	(37,529,343)	78,583,679

Net Assets:
Beginning of year	75,497,357	103,436,470	237,325,207	158,741,528
End of year	$75,446,566	$75,497,357	$199,795,864	$237,325,207
Undistributed (distribution in excess of) net investment income	$532,178	$609,035	$389,645	$306,231

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2014

$292,829	$96,426	$30,341,032	$28,221,756
5,079,599	8,676,717	2,049,809	5,108,851
(888,600)	(1,103,679)	(19,134,239)	5,699,368
4,483,828	7,669,464	13,256,602	39,029,975

(97,698)	(202,256)	(33,006,054)	(31,259,532)
(8,677,440)	(6,999,042)	(3,108,789)	—
(8,775,138)	(7,201,298)	(36,114,843)	(31,259,532)

12,454,249	7,762,539	254,047,057	171,199,040
—	—	—	15,190,894
2,222,919	2,083,398	10,946,978	7,952,090
(7,770,044)	(11,100,183)	(128,322,824)	(114,182,055)
6,907,124	(1,254,246)	136,671,211	80,159,969
2,615,814	(786,080)	113,812,970	87,930,412

64,835,081	65,621,161	867,634,015	779,703,603
$67,450,895	$64,835,081	$981,446,985	$867,634,015
$247,868	$83,570	$(7,020,363)	$(5,549,430)

The accompanying notes are an integral part of these financial statements.	67

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2014
From Operations:
Net investment income	$1,274,617	$1,336,694	$5,952,494	$7,141,890
Net realized gain (loss)	323,723	57,795	1,745,293	(2,219,154)
Net change in unrealized gain	(608,176)	(666,676)	(473,529)	6,432,307
Net increase in net assets resulting from operations	990,164	727,813	7,224,258	11,355,043

Distributions to Shareholders:
From net investment income	(1,855,433)	(2,041,802)	(5,898,247)	(7,120,497)
From net realized gains	—	—	—	(1,819,381)
Total distributions to shareholders	(1,855,433)	(2,041,802)	(5,898,247)	(8,939,878)

From Share Transactions:
Proceeds from sales of shares	112,662,941	44,208,165	50,752,152	52,655,081
Reinvestment of distributions	974,457	865,517	342,492	670,298
Cost of shares redeemed	(106,718,939)	(49,060,080)	(32,015,601)	(37,715,185)
Net increase (decrease) in net assets resulting from share transactions	6,918,459	(3,986,398)	19,079,043	15,610,194
TOTAL INCREASE (DECREASE)	6,053,190	(5,300,387)	20,405,054	18,025,359

Net Assets:
Beginning of year	97,943,961	103,244,348	266,000,507	247,975,148
End of year	$103,997,151	$97,943,961	$286,405,561	$266,000,507
Undistributed (distribution in excess of) net investment income	$(515,586)	$(1,524,513)	$364,136	$295,516

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2015	For the Fiscal Year Ended October 31, 2014

$7,473,421	$8,688,009	$2,449,837	$2,730,320
432,873	(6,409,692)	77,899	(1,052,521)
(374,408)	11,922,320	355,292	3,835,568
7,531,886	14,200,637	2,883,028	5,513,367

(7,380,237)	(8,694,907)	(2,425,886)	(2,701,227)
—	(1,518,654)	—	(207,704)
(7,380,237)	(10,213,561)	(2,425,886)	(2,908,931)

47,128,026	49,047,866	24,795,514	17,329,289
1,108,467	1,512,647	330,644	420,342
(44,913,473)	(55,869,181)	(13,440,785)	(18,692,829)

3,323,020	(5,308,668)	11,685,373	(943,198)
3,474,669	(1,321,592)	12,142,515	1,661,238

306,674,211	307,995,803	105,394,697	103,733,459
$310,148,880	$306,674,211	$117,537,212	$105,394,697
$92,964	$(14,342)	$28,013	$160

The accompanying notes are an integral part of these financial statements.	69

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Fiscal Years Ended October 31,
2015	$34.95	$0.23		$2.37	$2.60	$(0.25)	$(7.86)	$(8.11)
2014	34.32	0.22		5.09	5.31	(0.19)	(4.49)	(4.68)
2013	28.81	0.25		6.49	6.74	(0.19)	(1.04)	(1.23)
2012	25.56	0.16		3.20	3.36	(0.11)	—	(0.11)
2011	24.73	0.13	(c)	0.82	0.95	(0.12)	—	(0.12)

VALUE FUND
For the Fiscal Years Ended October 31,
2015	$32.50	$0.86		$0.06	$0.92	$(0.85)	$(0.92)	$(1.77)
2014	29.83	0.78		2.69	3.47	(0.78)	(0.02)	(0.80)
2013	24.10	0.77		5.70	6.47	(0.74)	—	(0.74)
2012	21.18	0.67		2.90	3.57	(0.65)	—	(0.65)
2011	18.91	0.48		2.24	2.72	(0.45)	—	(0.45)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.02 per share and 0.09% of average net assets.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$29.44	8.51%	$75,447	1.04%	1.04%	0.79%	40%
34.95	17.42	75,497	1.08	1.08	0.68	40
34.32	24.39	103,436	1.07	1.07	0.80	78
28.81	13.18	90,413	1.13	1.15	0.57	52
25.56	3.84	96,856	1.13	1.19	0.50 (c)	43

$31.65	2.88%	$199,796	0.70%	0.73%	2.70%	33%
32.50	11.76	237,325	0.70	0.71	2.50	18
29.83	27.27	158,742	0.66	0.66	2.84	34
24.10	16.99	97,737	0.70	0.70	2.94	46
21.18	14.51	71,025	0.86	0.90	2.32	116

The accompanying notes are an integral part of these financial statements.	71

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Fiscal Years Ended October 31,
2015	$38.82	$0.16		$2.39	$2.55	$(0.05)	$(5.22)	$(5.27)
2014	38.64	0.06		4.36	4.42	(0.11)	(4.13)	(4.24)
2013	33.38	0.16		8.32	8.48	(0.10)	(3.12)	(3.22)
2012	32.78	0.06	(c)	2.43	2.49	—	(1.89)	(1.89)
2011	31.24	(0.06	)(d)	1.60	1.54	—	—	—

BOND FUND
For the Fiscal Years Ended October 31,
2015	$20.43	$0.64		$(0.34)	$0.30	$(0.70)	$(0.07)	$(0.77)
2014	20.24	0.70		0.27	0.97	(0.78)	—	(0.78)
2013	20.99	0.77		(0.70)	0.07	(0.82)	—	(0.82)
2012	20.39	0.82		0.64	1.46	(0.86)	—	(0.86)
2011	20.35	0.89		0.06	0.95	(0.91)	—	(0.91)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.20% of average net assets.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.19% of average net assets.

72	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$36.10	7.02%	$67,451	1.03%	1.03%	0.44%		50%
38.82	12.58	64,835	1.05	1.05	0.15		43
38.64	27.92	65,621	1.09	1.09	0.45		75
33.38	8.12	56,936	1.18	1.18	0.20	(c)	64
32.78	4.93	56,264	1.24	1.24	(0.18	)(d)	46

$19.96	1.49%	$981,447	0.68%	0.68%	3.18%		21%
20.43	4.86	867,634	0.70	0.70	3.44		22
20.24	0.31	779,704	0.72	0.72	3.71		23
20.99	7.30	785,627	0.77	0.77	3.96		18
20.39	4.80	725,261	0.81	0.81	4.39		26

The accompanying notes are an integral part of these financial statements.	73

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Fiscal Years Ended October 31,
2015	$17.54	$0.17	$(0.04)	$0.13	$(0.24)	$—	$(0.24)
2014	17.78	0.24	(0.12)	0.12	(0.36)	—	(0.36)
2013	18.14	0.27	(0.23)	0.04	(0.40)	—	(0.40)
2012	18.15	0.30	0.14	0.44	(0.45)	—	(0.45)
2011	18.48	0.38	(0.19)	0.19	(0.52)	—	(0.52)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2015	$19.45	$0.42	$0.09	$0.51	$(0.42)	$—	$(0.42)
2014	19.27	0.54	0.32	0.86	(0.54)	(0.14)	(0.68)
2013	20.59	0.63	(1.07)	(0.44)	(0.63)	(0.25)	(0.88)
2012	19.42	0.64	1.27	1.91	(0.64)	(0.10)	(0.74)
2011	19.50	0.71	0.16	0.87	(0.71)	(0.24)	(0.95)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

74	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$17.43	0.81%	$103,997	0.68%	0.83%	0.97%	68%
17.54	0.70	97,944	0.68	0.88	1.35	27
17.78	0.24	103,244	0.68	0.83	1.48	25
18.14	2.46	122,957	0.68	0.83	1.66	26
18.15	1.07	129,510	0.68	0.88	2.09	27

$19.54	2.63%	$286,406	0.64%	0.64%	2.16%	36%
19.45	4.59	266,001	0.67	0.67	2.81	74
19.27	(2.23)	247,975	0.66	0.66	3.18	37
20.59	9.95	250,220	0.70	0.74	3.16	17
19.42	4.73	194,878	0.70	0.84	3.76	44

The accompanying notes are an integral part of these financial statements.	75

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2015	$19.52	$0.47	$0.01	$0.48	$(0.47)	$—	$(0.47)
2014	19.25	0.56	0.37	0.93	(0.56)	(0.10)	(0.66)
2013	20.39	0.61	(1.06)	(0.45)	(0.61)	(0.08)	(0.69)
2012	19.69	0.64	0.79	1.43	(0.65)	(0.08)	(0.73)
2011	19.70	0.69	0.03	0.72	(0.69)	(0.04)	(0.73)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2015	$19.39	$0.43	$0.06	$0.49	$(0.42)	$—	$(0.42)
2014	18.90	0.50	0.53	1.03	(0.50)	(0.04)	(0.54)
2013	20.01	0.57	(0.98)	(0.41)	(0.56)	(0.14)	(0.70)
2012	19.27	0.62	0.77	1.39	(0.61)	(0.04)	(0.65)
2011	19.32	0.66	0.10	0.76	(0.66)	(0.15)	(0.81)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

76	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$19.53	2.48%	$310,149	0.65%	0.65%	2.43%	17%
19.52	4.92	306,674	0.67	0.67	2.90	29
19.25	(2.29)	307,996	0.64	0.64	3.07	23
20.39	7.33	319,687	0.70	0.74	3.20	14
19.69	3.77	266,668	0.70	0.84	3.57	15

$19.46	2.57%	$117,537	0.70%	0.83%	2.21%	13%
19.39	5.51	105,395	0.70	0.87	2.63	26
18.90	(2.09)	103,733	0.70	0.83	2.91	22
20.01	7.32	114,837	0.70	0.85	3.11	24
19.27	4.09	98,340	0.70	0.90	3.50	14

The accompanying notes are an integral part of these financial statements.	77

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2015

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2015

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2015

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of October 31, 2015:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$71,427,065	$—	$—
Exchange Traded Fund	2,304,852	—	—
Repurchase Agreement	—	993,000	—
Total	$73,731,917	$993,000	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$191,288,590	$—	$—
Exchange Traded Fund	7,521,750	—	—
Repurchase Agreement	—	586,000	—
Total	$198,810,340	$586,000	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$62,513,852	$—	$—
Exchange Traded Fund	3,239,792	—	—
Repurchase Agreement	—	1,732,000	—
Total	$65,753,644	$1,732,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$134,965,624	$—
Municipal Bond Obligations	—	90,313,623	—
Mortgage-Backed Obligations	—	199,745,923	—
Corporate Obligations	—	463,900,740	—
Foreign Debt Obligations	243,421	—	—
U.S. Treasury and/or Other U.S. Government Agencies	36,289,184	37,037,045	—
Investment Company	5,151,382	—	—
Repurchase Agreement	—	10,087,000	—
Total	$41,683,987	$936,049,955	$—

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,380,294	$—
Mortgage-Backed Obligations	—	25,796,224	—
U.S. Treasury and/or Other U.S Government Agencies	19,313,500	51,411,392	—
Repurchase Agreement	—	3,774,000	—
Total	$19,313,500	$84,361,910	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$278,641,256	$—
Investment Company	5,865,022	—	—
Repurchase Agreement	—	3,716,000	—
Total	$5,865,022	$282,357,256	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$298,518,481	$—
Investment Company	7,464,574	—	—
Repurchase Agreement	—	1,660,000	—
Total	$7,464,574	$300,178,481	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$112,022,528	$—
Investment Company	2,772,556	—	—
Repurchase Agreement	—	1,705,000	—
Total	$2,772,556	$113,727,528	$—

For further information regarding security characteristics, see the Schedules of Investments.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2015

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond and Bond Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%

The contractual advisory fee for the Value Fund is 0.30% of the Fund’s average daily net assets.

Effective October 1, 2015, the Adviser entered into a fee reduction commitment to reduce advisory fees for the Growth Fund and the MidCap Growth Fund to the rates set forth below:

Fund	Contractual Advisory Fees
Growth Fund	0.40%
MidCap Growth Fund	First $200 million – 0.50% Over $200 million – 0.40%

Prior to October 1, 2015, the contractual advisory fees for both the Growth Fund and the MidCap Growth Fund were 0.65% of average daily net assets for the first $100 million in net assets, 0.50% of average daily net assets for the next $100 million in net assets, and 0.40% of average daily net assets for net assets in excess of $200 million.

For the fiscal year ended October 31, 2015, the effective advisory fees were 0.63%, 0.30%, 0.64%, 0.39%, 0.46%, 0.38%, 0.36% and 0.49%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B. Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs & Co.( “Goldman”), which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman does not receive compensation from the Funds for these services.

COMMERCE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2016. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2015.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration, support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the fiscal year ended October 31, 2015, Commerce Bank, an affiliate of the Adviser, received $381,897 in shareowner servicing fees.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2015, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$29,394,137	$—	$34,559,940
Value	—	71,808,903	—	105,028,868
MidCap Growth	—	32,163,751	—	33,621,894
Bond	48,488,522	289,246,469	14,700,020	177,949,690
Short-Term Government	82,904,703	6,417,338	80,430,429	4,419,582
National Tax-Free Intermediate Bond	—	121,848,781	—	97,476,527
Missouri Tax-Free Intermediate Bond	—	51,851,673	—	52,003,442
Kansas Tax-Free Intermediate Bond	—	24,443,317	—	13,866,438

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2015

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2015 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$5,338,397	$7,046,469	$2,354,070	$33,006,848
Net long-term capital gains	12,223,719	5,532,136	6,421,068	3,107,995
Total taxable distributions	$17,562,116	$12,578,605	$8,775,138	$36,114,843

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$1,855,433	$44,114	$57,324	$42,094
Total taxable distributions	$1,855,433	$44,114	$57,324	$42,094
Total tax-exempt income distributions	$—	$5,854,133	$7,322,913	$2,383,792

The tax character of distributions paid during the fiscal year ended October 31, 2014 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$3,997,870	$4,873,015	$1,359,440	$31,259,532
Net long-term capital gains	9,996,503	139,556	5,841,858	—
Total taxable distributions	$13,994,373	$5,012,571	$7,201,298	$31,259,532

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$2,041,802	$117,363	$29,506	$967
Net long-term capital gains	—	1,818,438	1,518,551	207,678
Total taxable distributions	$2,041,802	$1,935,801	$1,548,057	$208,645
Total tax-exempt income distributions	$—	$7,004,077	$8,665,504	$2,700,286

As of October 31, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$898,222	$1,687,423	$231,559	$3,093,130
Undistributed long-term capital gains	7,056,390	18,997,736	5,127,560	37,904
Total undistributed earnings	$7,954,612	$20,685,159	$5,359,119	$3,131,034
Timing differences (distributions payable, deferred compensation)	(23,658)	(28,141)	(15,968)	(2,110,556)
Unrealized gains (losses) — net	15,708,531	18,048,118	12,891,869	22,941,072
Total accumulated gains (losses) — net	$23,639,485	$38,705,136	$18,235,020	$23,961,550

COMMERCE FUNDS

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$93,998	$—	$—	$—
Undistributed tax-exempt income	—	875,725	604,018	182,911
Total undistributed earnings	$93,998	$875,725	$604,018	$182,911
Capital loss carryforwards	(4,462,956)	(456,044)	(5,996,497)	(975,852)
Timing differences (distributions payable, deferred compensation)	(70,639)	(532,135)	(572,224)	(191,664)
Unrealized gains (losses) — net	1,434,745	8,298,343	12,654,737	5,366,991
Total accumulated gains (losses) — net	$(3,004,852)	$8,185,889	$6,690,034	$4,382,386

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:(1)(2)
Expiring 2016	$(347,228)	$—	$—	$—
Expiring 2017	(400,692)	—	—	—
Expiring 2018	(460,436)	—	—	—
Expiring 2019	(375,119)	—	—	—
Perpetual Short-term	(208,964)	—	(386,095)	(48,110)
Perpetual Long-term	(2,670,517)	(456,044)	(5,610,402)	(927,742)
Total capital loss carryforwards:	$(4,462,956)	$(456,044)	$(5,996,497)	$(975,852)

(1)	Expiration occurs on October 31 of the year indicated. The Short-Term Government Fund had a capital loss carry forward of $1,094,544 that expired in the current fiscal year.
(2)	The National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds utilized $1,730,920, $418,751, and $73,997, respectively, of capital losses in the current fiscal year.

As of October 31, 2015, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$59,016,386	$181,348,222	$54,593,775	$954,792,870
Gross unrealized gain	16,746,754	27,162,339	14,085,586	47,682,252
Gross unrealized loss	(1,038,223)	(9,114,221)	(1,193,717)	(24,741,180)
Net unrealized security gain	$15,708,531	$18,048,118	$12,891,869	$22,941,072

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$102,240,665	$279,923,935	$294,988,318	$111,133,093
Gross unrealized gain	2,861,615	8,770,298	13,063,028	5,418,790
Gross unrealized loss	(1,426,870)	(471,955)	(408,291)	(51,799)
Net unrealized security gain	$1,434,745	$8,298,343	$12,654,737	$5,366,991

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2015

6. TAX INFORMATION (continued)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of market discount accretion, premium amortization and underlying investments.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. These open tax years remain subject to examination and adjustment by tax authorities.

Fund	Paid-in Capital	Accumulated net realized gain (loss)	Undistributed (distributions in excess of) net investment income (loss)
Growth	$—	$19,521	$(19,521)
Value	—	12,888	(12,888)
MidCap Growth	—	30,833	(30,833)
Bond	—	(1,194,089)	1,194,089
Short-Term Government	(1,094,544)	(495,199)	1,589,743
National Tax-Free Intermediated Bond	—	(14,373)	14,373
Missouri Tax-Free Intermediate Bond	—	(14,122)	14,122
Kansas Tax-Free Intermediate Bond	—	(3,902)	3,902

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from dividend redesignations, expired capital loss carryforwards, and differences in the tax treatment of underlying fund investments, and the recognition of income and gain/losses of certain bonds.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

COMMERCE FUNDS

7. OTHER RISKS (continued)

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2015

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Fiscal Year Ended October 31, 2015		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	590,219	$16,955,282	325,421	$10,565,007
Reinvestment of distributions	223,737	6,345,334	247,431	7,605,254
Shares redeemed	(411,496)	(11,930,692)	(1,426,730)	(47,291,295)
Net Increase (Decrease)	402,460	$11,369,924	(853,878)	$(29,121,034)

	Value Fund
	For the Fiscal Year Ended October 31, 2015		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	1,182,636	$37,673,012	3,226,063	$100,718,728
Reinvestment of distributions	216,989	6,917,756	72,159	2,273,146
Shares redeemed	(2,388,388)	(75,771,897)	(1,316,690)	(41,098,115)
Net Increase (Decrease)	(988,763)	$(31,181,129)	1,981,532	$61,893,759

	MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2015		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	349,839	$12,454,249	211,051	$7,762,539
Reinvestment of distributions	63,418	2,222,919	58,997	2,083,398
Shares redeemed	(215,130)	(7,770,044)	(298,273)	(11,100,183)
Net Increase (Decrease)	198,127	$6,907,124	(28,225)	$(1,254,246)

	Bond Fund
	For the Fiscal Year Ended October 31, 2015		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	12,499,118	$254,047,057	8,411,197	$171,199,040
Shares issued in connection with in-kind	—	—	751,652	15,190,894
Reinvestment of distributions	540,139	10,946,978	390,827	7,952,090
Shares redeemed	(6,341,302)	(128,322,824)	(5,615,775)	(114,182,055)
Net Increase	6,697,955	$136,671,211	3,937,901	$80,159,969

COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2015		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	6,435,726	$112,662,941	2,506,485	$44,208,165
Reinvestment of distributions	55,708	974,457	49,077	865,517
Shares redeemed	(6,106,927)	(106,718,939)	(2,779,539)	(49,060,080)
Net Increase (Decrease)	384,507	$6,918,459	(223,977)	$(3,986,398)

	National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2015		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	2,604,980	$50,752,152	2,737,505	$52,655,081
Reinvestment of distributions	17,556	342,492	35,031	670,298
Shares redeemed	(1,642,643)	(32,015,601)	(1,964,411)	(37,715,185)
Net Increase	979,893	$19,079,043	808,125	$15,610,194

	Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2015		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	2,410,780	$47,128,026	2,537,991	$49,047,866
Reinvestment of distributions	56,692	1,108,467	78,494	1,512,647
Shares redeemed	(2,298,828)	(44,913,473)	(2,904,426)	(55,869,181)
Net Increase (Decrease)	168,644	$3,323,020	(287,941)	$(5,308,668)

	Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2015		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	1,276,889	$24,795,514	910,259	$17,329,289
Reinvestment of distributions	17,008	330,644	22,065	420,342
Shares redeemed	(691,940)	(13,440,785)	(983,213)	(18,692,829)
Net Increase (Decrease)	601,957	$11,685,373	(50,889)	$(943,198)

COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The Commerce Funds:

We have audited the accompanying statement of assets and liabilities of the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, portfolios of The Commerce Funds, (collectively, “The Commerce Funds”), including the schedules of investments, as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of The Commerce Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 18, 2015

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended October 31, 2015 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 through October 31, 2015.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15		Expenses Paid for the 6 months ended 10/31/15*	Beginning Account Value 5/1/15	Ending Account Value 10/31/15		Expenses Paid for the 6 months ended 10/31/15*	Beginning Account Value 5/1/15	Ending Account Value 10/31/15		Expenses Paid for the 6 months ended 10/31/15*	Beginning Account Value 5/1/15	Ending Account Value 10/31/15		Expenses Paid for the 6 months ended 10/31/15*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,032.30		$5.33	$1,000.00	$998.40		$3.58	$1,000.00	$1,014.30		$5.28	$1,000.00	$996.10		$3.37
Hypothetical 5% return	1,000.00	1,019.96	+	5.30	1,000.00	1,021.63	+	3.62	1,000.00	1,019.96	+	5.30	1,000.00	1,021.83	+	3.41
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,001.70		$3.43	$1,000.00	$1,013.20		$3.20	$1,000.00	$1,011.60		$3.35	$1,000.00	$1,012.60		$3.55
Hypothetical 5% return	1,000.00	1,021.78	+	3.47	1,000.00	1,022.03	+	3.21	1,000.00	1,021.88	+	3.36	1,000.00	1,021.68	+	3.57

*

Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2015. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.04%	Short-Term Government	0.68%
Value	0.71	National Tax-Free Intermediate Bond	0.63
MidCap Growth	1.04	Missouri Tax-Free Intermediate Bond	0.66
Bond	0.67	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the Trustee attains the age of 75 years; unless the Board, in its discretion, votes to retain a trustee or (d) the Trust terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 72	Lead Independent Trustee	21 years	Professor, International Center for Automative Research, Clemson University, since August 2004. Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, from July 1996 to July 2004.	8	Director, Great Plains Energy Inc., since 1994.

Charles W. Peffer* c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 68	Trustee	12 years	Retired. Former Partner and Managing Partner of KPMG LLP until 2002.	8	Director, Garmin Ltd. (aviation and consumer technology), since 2004; Director, NPC International Inc. (restaurant and business), from 2006 to December 2011 and since 2012; Director, Sensata Technologies Holding N.V. (sensors and control systems for various manufacturing products), since 2010; Director, HD Supply Holdings, Inc. (Industrial distributor of products and services in North America), since 2013.

James M. Snowden, Jr. c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 72	Trustee	4 years	Executive Vice President, Huntleigh Securities Corporation, since 1995.	8	None

COMMERCE FUNDS

Interested Trustee

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
Martin E. Galt III** c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 73	Trustee and Chairman	12 years	Chairman, Commerce Family Office, since December 1, 2011; Chairman, The Commerce Trust Company, September 2004 to October 31, 2010; President, Investment Products, TIAA-CREF, January 1999 to October 2003.	8	None

Officers

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William R. Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 55	President	6 years	Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; Vice President, Commerce Bank, since 1998; President, The Commerce Funds, since May 2008.

Angela Dew Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 38	Secretary, Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	8 years	Chief Compliance Officer, The Commerce Funds, since 2007; Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2007.

Scott McHugh Goldman, Sachs & Co. 200 West Street New York, NY 10282 Age: 44	Treasurer	7 years	Vice President, Goldman Sachs Asset Management, Global Products Services Group, since February 2007; Principal Financial Officer, Goldman Sachs Mutual Fund Complex, since November 2013; Treasurer, Goldman Sachs Mutual Fund Complex, since October 2009.

Peter W. Fortner Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 Age: 57	Chief Accounting Officer	7 years	Vice President, Goldman, Sachs & Co., since July 2000; Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000.

*

Mr. Peffer serves as a Director of Lockton Inc. (“Lockton”), a privately owned company (since 2013). Lockton serves as the Funds’ insurance broker. Commerce Bancshares, Inc. (“Commerce Bancshares”), parent company of the Adviser, pays Lockton an annual fee for insurance brokerage services provided to both the Funds and Commerce Bancshares in the amount of approximately $365,000 (the “Transaction”). The Transaction is not considered material to Lockton or Commerce Bancshares, and Mr. Peffer is not considered to have a material business relationship with either the Adviser or the Trust under the Act as a result of the Transaction.

**

Mr. Galt is an interested person of the Trust because he owns shares of the Adviser’s parent company, Commerce Bancshares, Inc. and because he also currently serves as Chairman of the Commerce Family Office.

(1)	The “Fund Complex” consists of the Trust.
(2)

Directorships of companies required to file reports with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Officers (continued)

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Philip V. Giuca, Jr. Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 Age: 53	Assistant Treasurer	16 years	Assistant Treasurer and Managing Director, Goldman, Sachs & Co., since January 2014; Vice President, Goldman Sachs & Co., May 1992 to December 2013; Assistant Secretary, The Goldman Sachs Group Inc., since 2000.

Andrew Murphy Goldman, Sachs & Co. 200 West Street New York, NY 10282 Age: 43	Assistant Secretary	3 years	Vice President, Goldman Sachs, since April 2009; Assistant General Counsel, Goldman Sachs, since April 2009.

Jeffrey Bolin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 48	Vice President	6 years	Vice President and Business Manager, The Commerce Funds, since November 2013; Vice President and Business Manager, Commerce Investment Advisors, Inc., since March 2012; Assistant Vice President and Business Manager, The Commerce Funds, November 2008 to November 2013; Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc., November 2008 to March 2012.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a

COMMERCE FUNDS

The Commerce Funds (continued)

diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

COMMERCE FUNDS

Supplemental Proxy Information (Unaudited)

A special meeting of shareholders (the “Meeting”) of The Commerce Funds (the “Trust”) was held on Tuesday, May 26, 2015 at 10:00 a.m. Central time at the offices of the Trust, 922 Walnut St., Suite 401, Kansas City, Missouri 64106. The Meeting was held for the following purposes:

(1)  To elect David L. Bodde, Martin E. Galt, III, Charles W. Peffer and James M. Snowden, Jr. as Trustees of the Trust.

The result of the proxy solicitation on the above matter is shown below. Amounts shown below are shares of all Funds of the Trust.

	For the Resolution	Withheld	Abstain	Broker Non-Vote

(1) David L. Bodde	92,888,640.969	372,384.230	[ ]	[ ]

(2) Martin E. Galt, III	92,880,704.969	380,320.230	[ ]	[ ]

(3) Charles W. Peffer	92,896,561.969	364,463.230	[ ]	[ ]

(4) James M. Snowden, Jr.	92,910,713.969	350,311.230	[ ]	[ ]

COMMERCE FUNDS

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2015, 28.17%, 96.12%, and 31.13% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2015, 26.35%, 98.98%, and 33.64% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, Value, Mid Cap Growth, and Bond Funds designate $12,223,719, $5,532,136, $6,421,068, and $3,107,995, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2015.

During the year ended October 31, 2015, 99.25%, 99.22%, and 98.26%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2015, the Growth, Mid Cap Growth, and Value Funds designate $4,710,229, $2,267,228, and $1,188,501, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the year ended October 31, 2015, 100% of the distributions paid from net investment company taxable income by the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, are designated as interest-related dividends pursuant to section 871(k) of the Internal Revenue Code.

ADVISER AND CO-ADMINISTRATOR
Commerce Investment Advisors, Inc.
922 Walnut Street
4th Floor
Kansas City, Missouri 64106
CUSTODIAN/ACCOUNTING AGENT
State Street Bank & Trust Company
1 Lincoln Street
Boston, Massachusetts 02111
TRANSFER AGENT
Boston Financial Data Services, Inc.
330 W. 9th
4th Floor
Kansas City, Missouri 64105
DISTRIBUTOR
Goldman, Sachs & Co.
200 West Street
New York, New York 10282
CO-ADMINISTRATOR
Goldman Sachs Asset Management, L.P.
200 West Street
New York, New York 10282
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
Two Financial Center
60 South St.
Boston, MA 02111
LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
This Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.
The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.
The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.
This report is not authorized for distribution to prospective investors unless preceeded or accompanied by a current prospectus, which contains more complete information about the Commerce Funds’ investment objectives, risks, charges and expenses. Investors should read the prospectus carefully before investing.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES
Martin E. Galt III, Chairman
David L. Bodde, Lead Independent Trustee
Charles W. Peffer
James M. Snowden, Jr.
OFFICERS
William Schuetter, President
Angela Dew, Vice President, Chief Compliance Officer and Secretary
Jeffrey Bolin, Vice President
Peter W. Fortner, Chief Accounting Officer
Scott McHugh, Treasurer
Philip V. Giuca Jr., Assistant Treasurer
Andrew Murphy, Assistant Secretary
922 Walnut
Fourth Floor
Kansas City, Missouri 64106
www.commercefunds.com
1-800-995-6365
commerce fundsTM
21296-TMPL-12/2015

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 12(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Charles W. Peffer is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $137,300 and $130,100 for fiscal years ended October 31, 2015 and 2014, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $41,145 and $39,950 for the fiscal years ended October 31, 2015 and 2014, respectively. Tax fees for the fiscal years ended October 31, 2015 and 2014 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $327,968 and $383,203 for the fiscal years ended October 31, 2015 and 2014, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 7, 2016

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
January 7, 2016